Investment Strategy - Prospectus Summary	Dec. 31, 2025
NYLI VP American Century Sustainable Equity Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Portfolio will invest at least 80% of its assets (net assets plus borrowings for investment purposes) in equity securities of large capitalization companies. Equity securities include common stock, preferred stock and equity-equivalent securities, such as securities convertible into common stock. Equity or equity-related securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. For purposes of this 80% test, the Portfolio defines large capitalization companies as those that are in the capitalization range of the Standard & Poor’s 500® Index (“S&P 500® Index”). Though market capitalizations may change from time to time, as of February 28, 2026, the total market capitalization range of the S&P 500® Index was approximately $6.7 billion to $4.3 trillion.

The Portfolio generally invests in large capitalization companies it believes show sustainable business improvement using a proprietary multi-factor quantitative model that combines financial measures of a stock’s value, growth potential and price momentum with environmental, social, and governance (“ESG”) metrics. The model assigns each security a financial metrics score and an ESG score that are combined on an equal basis to create an overall score. To measure value, American Century Investment Management, Inc., the Portfolio’s Subadvisor, may use ratios of stock price-to-earnings and stock price-to-cash flow. To measure growth, the Subadvisor may use the rate of growth of a company’s earnings and cash flow and changes in its earnings estimates. The Subadvisor arrives at an ESG score by evaluating multiple metrics of each ESG characteristic—environmental, social, and governance. The Subadvisor utilizes internal data and research, as well as third-party commercial data sources and scoring systems, to evaluate each security’s ESG characteristics. To the extent such information is available and relevant for a particular company, the Subadvisor will consider, among others, a company’s carbon emission profile, energy and water usage, or waste generation (environmental), a company’s employee turnover rates, digital privacy, or worker safety (social), and a company’s corporate leadership, including board chair independence and the independence of audit and compensation committees or shareholder rights such as say on pay (governance). If an ESG score is unavailable or incomplete, a security may still be selected for the portfolio if the Subadvisor believes it can evaluate the security qualitatively or if the financial metrics and/or remaining ESG data merit investment. Qualitative review of portfolio securities may include examination of registration statements and other information provided by the company as well as engagement with company management.

Final scores for each security are assigned by the Subadvisor’s multi-factor quantitative model and are evaluated on a sector-specific basis, and the Portfolio seeks to hold securities with the highest scores in their respective sectors. Using this process, the Subadvisor attempts to build a portfolio that has sustainable competitive advantages, provides better returns without taking on significant additional risk and maintains a stronger ESG profile than the S&P 500® Index.

While the Portfolio invests at least 80% of its assets (net assets plus borrowings for investment purposes) in equity securities of large capitalization companies, it may invest in companies of any market capitalization.

Although the Subadvisor intends to invest the Portfolio’s assets primarily in securities of U.S. companies, the Portfolio may invest in securities of foreign companies. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer's “country of risk” (or similar designation) as determined by a third-party such as Bloomberg.

When determining whether to sell a security, the Subadvisor considers, among other things, a security’s price, whether a security’s risk parameters outweigh its return opportunities, general market conditions and whether the security meets the Subadvisor’s ESG criteria.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Portfolio will invest at least 80% of its assets (net assets plus borrowings for investment purposes) in equity securities of large capitalization companies. Equity securities include common stock, preferred stock and equity-equivalent securities, such as securities convertible into common stock. Equity or equity-related securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. For purposes of this 80% test, the Portfolio defines large capitalization companies as those that are in the capitalization range of the Standard & Poor’s 500® Index (“S&P 500® Index”). Though market capitalizations may change from time to time, as of February 28, 2026, the total market capitalization range of the S&P 500® Index was approximately $6.7 billion to $4.3 trillion.
NYLI VP Candriam Emerging Markets Equity Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Portfolio invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity securities or equity-related securities issued by entities in, or tied economically to, emerging markets. Equity or equity-related securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. The Portfolio may invest in securities issued by entities with market capitalizations at the time of investment of $500 million or more. These securities may be denominated in U.S. or non-U.S. currencies. The Portfolio may also invest in exchange-traded funds (“ETFs”) to obtain this exposure or for other investment purposes. The Portfolio may also invest in American Depositary Receipts, Global Depositary Receipts and non-voting Depositary Receipts. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third-party such as Bloomberg.

Candriam, the Portfolio’s Subadvisor, defines emerging market countries as those countries that are included in the MSCI Emerging + Frontier Markets Index.

The Subadvisor determines that an investment is tied economically to an emerging market if such investment satisfies either of the following conditions: (i) the issuer’s primary trading market is in an emerging market, or (ii) the investment is included in an index representative of emerging markets, such as MSCI Emerging + Frontier Markets Index.

At times, the Portfolio might increase the relative exposure to investments in a particular region or country. The Portfolio may invest up to 20% of its net assets in securities that are not issued by entities in, or tied economically to, emerging markets. These investments may include equity securities, U.S. government and agency securities and short-term investments, such as cash and cash equivalents.

The Portfolio may also make use of derivative financial instruments for the purpose of hedging or exposure, such as futures, options, swaps, and forwards.

Investment Process: The Subadvisor seeks to create medium to longer-term capital appreciation through investments in emerging market companies that are considered to generate high, and growing, levels of profits by constructing a diversified, conviction based portfolio, aiming for consistent risk-adjusted returns greater than the MSCI Emerging Markets Index.

Investment opportunities are identified via a thematic approach, which seeks to identify and analyze investable longer term structural trends as well as shorter term local and global trends, combined with a bottom-up stock selection methodology based on a proprietary quantitative screening platform to identify companies with attractive profitability levels and sustainable growth trends relative to their country and/or sector. Additionally, this proprietary quantitative screening platform also seeks to limit exposure to industries which do not satisfy the Subadvisor’s environmental, social or governance (“ESG”) criteria such as certain types of extractive industries, tobacco-related industries and industries related to chemical, biological or white phosphorus weapons. By incorporating ESG criteria within the investment process, the Subadvisor identifies other factors that may influence a company's value and competitiveness over the medium- and long-term, which are not always immediately obvious in traditional financial analyses. External factors such as CO2 costs or health and safety standards affect most companies, either positively or negatively, when integrated into their economic model. Some factors offer a new opportunity while others are considered a threat to the business model.

ESG factors are evaluated by the Subadvisor based on data provided by its dedicated and independent ESG research team. The ESG research team conducts an ESG assessment of companies by their potential ability to create value by integrating sustainability into their business activities and the interest of stakeholders within their operating and financial managerial processes. The business activities analysis assesses how companies are exposed to major long-term ESG trends that can strongly influence the environment in which they operate and that may shape their future market challenges and long-term growth. The relationships with stakeholders give rise to opportunities as well as risks, and are therefore determinants of long-term value. The Subadvisor evaluates the extent to which each company incorporates the interests of stakeholders in its long-term strategy.

The ESG assessment is a contributing factor to determine the final assessment of a company, which in turn will determine the weighting of this position in the portfolio.

Finally, the Subadvisor applies a norms-based and controversial activities filter to exclude companies which may represent high risk due to a violation of UN Global Compact principles and exposed to highly controversial activities such as armament, tobacco and thermal coal.

The Subadvisor considers sector, currency, regional and country deviations relative to the MSCI Emerging Markets Index when making investment decisions for the Portfolio. The Subadvisor seeks to reduce risk by investing in securities of a large number of issuers across markets, sectors and countries.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Portfolio invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity securities or equity-related securities issued by entities in, or tied economically to, emerging markets. Equity or equity-related securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. The Portfolio may invest in securities issued by entities with market capitalizations at the time of investment of $500 million or more. These securities may be denominated in U.S. or non-U.S. currencies. The Portfolio may also invest in exchange-traded funds (“ETFs”) to obtain this exposure or for other investment purposes. The Portfolio may also invest in American Depositary Receipts, Global Depositary Receipts and non-voting Depositary Receipts. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third-party such as Bloomberg.
NYLI VP Dimensional U.S. Equity Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity securities of U.S. companies.  An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third-party such as Bloomberg. Equity or equity-related securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer.

Dimensional Fund Advisors LP, the Portfolio’s subadvisor (the “Subadvisor”), considers large cap companies to be companies whose market capitalizations are generally in the highest 90% of total market capitalization or companies whose market capitalizations are larger than or equal to the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of eligible U.S. operating companies listed on a securities exchange in the United States that is deemed appropriate by the Subadvisor. Under the Subadvisor’s market capitalization guidelines described above, based on market capitalization data as of December 31, 2025, the market capitalization of a large cap company would be $16,768 million or above. This threshold will change due to market conditions.

To achieve the Portfolio’s investment objective the Subadvisor, implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Subadvisor’s research, while balancing risk through broad diversification across companies and sectors. The Subadvisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The Portfolio is designed to purchase a broad and diverse group of readily marketable securities of U.S. large cap companies that the Subadvisor determines to have high profitability relative to other U.S. large cap companies at the time of purchase. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. Generally, the Subadvisor expects to consider such factors as market capitalization, free float (adjustments for ownership by insiders and other shareholders deemed to be holding strategic positions in the company), size, relative price, profitability, price momentum (the past performance of the shares of the company), short-run reversals, trading strategies (the Subadvisor’s ability to trade the company shares efficiently), liquidity management, and other factors that the Subadvisor determines to be appropriate to determine the representation of an eligible company in the Portfolio. The Portfolio may emphasize certain stocks, including smaller capitalization companies, lower relative price stocks, and/or higher profitability stocks as compared to their representation in the large cap high profitability segment of the U.S. market. The Portfolio’s increased exposure to such stocks may be achieved by overweighting and/or underweighting eligible stocks based on their market capitalization, relative price, and/or profitability characteristics. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Subadvisor may consider additional factors such as price to cash flow or price to earnings ratios. The criteria the Subadvisor uses for assessing relative price and profitability are subject to change from time to time.

The Subadvisor may also increase or reduce the Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum and short-run reversals. In addition, the Subadvisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The Portfolio may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The Portfolio may lend its portfolio securities to generate additional income.

Strategy Portfolio Concentration [Text]	As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity securities of U.S. companies. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third-party such as Bloomberg. Equity or equity-related securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer.
NYLI VP Epoch U.S. Equity Yield Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Portfolio generally invests in a diversified portfolio consisting of equity securities of U.S. companies that have a history of attractive dividend yields and positive growth in operating cash flow. Under normal circumstances, the Portfolio invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity securities of dividend-paying U.S. companies across all market capitalizations. The Portfolio may invest up to 15% of its net assets in foreign securities. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer's "country of risk" (or similar designation) as determined by a third-party such as Bloomberg. Equity or equity-related securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer.

Investment Process: Epoch Investment Partners, Inc., the Portfolio's Subadvisor, invests primarily in companies that generate increasing levels of free cash flow and have management teams that the Subadvisor believes allocate free cash flow effectively to create shareholder value.

The security selection process focuses on free-cash-flow analytics as opposed to traditional accounting-based metrics. The Subadvisor seeks to identify companies with a consistent, straightforward ability to both generate free cash flow and to intelligently allocate it among internal reinvestment opportunities, acquisitions, dividends, share repurchases and/or debt reduction.

The Subadvisor seeks to find and invest in companies that meet its definition of quality-companies that are free cash flow positive or becoming free cash flow positive, and that are led by strong management. The Subadvisor evaluates whether a company has a focus on shareholder yield by analyzing the company's existing cash dividend, the company's share repurchase activities, and the company's debt reduction activities as well as the likelihood of positive changes to each of these criteria, among other factors. Material environmental, social and governance ("ESG") factors are identified and monitored by the Subadvisor. Material ESG factors vary by company and industry, but the Subadvisor pays particular attention to factors relating to climate change and corporate governance. This information is taken into account by the Subadvisor in making investment decisions. Material ESG factors are identified and monitored by the Subadvisor through review of ESG information published by the company (where relevant) or selected specialist third-party research and data providers. While the Subadvisor considers ESG factors in the investment decision-making process of the Portfolio, this does not mean that ESG considerations are the sole or foremost considerations for investment decisions.

The Subadvisor may sell or reduce a position in a security when it believes its investment objectives have been met or if the investment thesis is failing to materialize. The Subadvisor may also sell or reduce a position in a security if it sees an interruption to the dividend policy, a deterioration in fundamentals or when the security is deemed less attractive relative to another security on a return/risk basis.

Strategy Portfolio Concentration [Text]	The Portfolio generally invests in a diversified portfolio consisting of equity securities of U.S. companies that have a history of attractive dividend yields and positive growth in operating cash flow. Under normal circumstances, the Portfolio invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity securities of dividend-paying U.S. companies across all market capitalizations. The Portfolio may invest up to 15% of its net assets in foreign securities. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer's "country of risk" (or similar designation) as determined by a third-party such as Bloomberg. Equity or equity-related securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer.
NYLI VP Fidelity Institutional AM Utilities Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Portfolio, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowing for investment purposes) in securities of issuers in the utilities group of industries and companies deriving a majority of their revenues from their utility operations.

These companies may include, for example, companies that produce electricity, including nuclear and non-nuclear facilities; companies that distribute and transmit natural and manufactured gas; water treatment and other utility companies; and other companies that operate as independent power producers, gas and power marketing and trading specialists and/or integrated energy merchants. The Portfolio will invest at least 25% of its total assets (concentrate its investments) in securities issued by companies in the utilities group of industries. In addition to concentrating on particular industries, the Portfolio may invest a significant percentage of its assets in relatively few companies and may invest up to 25% in a single company. The Portfolio is non-diversified, which means it may invest a greater percentage of its assets in a limited number of issuers than a diversified fund.

FIAM LLC, the Portfolio’s Subadvisor, does not place any emphasis on income when selecting securities, except when it believes that income may have a favorable effect on a security’s market value.

Under normal market conditions, the Portfolio primarily invests in equity securities.

The Portfolio may invest in domestic and foreign securities without limitation. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer's "country of risk" (or similar designation) as determined by a third-party such as Bloomberg.

The Subadvisor may also use various techniques, such as buying and selling futures contracts and exchange-traded funds, to increase or decrease a portfolio’s exposure to changing security prices or other factors that affect security values.

Investment Process: In buying and selling securities for the Portfolio, the Subadvisor relies on fundamental analysis, which involves a bottom-up assessment, including macro and quantitative support, of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

Strategy Portfolio Concentration [Text]	The Portfolio, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowing for investment purposes) in securities of issuers in the utilities group of industries and companies deriving a majority of their revenues from their utility operations.
NYLI VP MFS Investors Trust Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, Massachusetts Financial Services Company, the Portfolio's subadvisor, (“MFS” or “Subadvisor”) invest in the Portfolio’s assets primarily in equity securities. Equity securities include common stocks and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

In selecting investments for the Portfolio, MFS is not constrained by any particular investment style. MFS may invest the Portfolio’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies. Growth companies are those that MFS believes will experience an increase in earnings that is higher than the typical earnings growth rate for other companies in a similar industry and/or the broader market. Value companies are those that MFS believes are trading at attractive prices relative to their earnings, dividends, assets, or other financial measures as compared to other companies in a similar industry and/or the broader market.

While MFS may invest the Portfolio’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations, which are companies having a market capitalization in excess of $5 billion at the time of purchase.

MFS may also invest the Portfolio’s assets in foreign securities. An issuer is considered to be U.S. or foreign based on the issuer’s “country of risk” (or similar designation) as determined by a third party such as Bloomberg. Although a Portfolio will generally rely on an issuer’s “country of risk” (or similar designation) as determined by Bloomberg (or another similar third party) when categorizing securities as either U.S. or foreign-based, it is not required to do so.

MFS normally invests the Portfolio's assets across different industries and sectors, but MFS may invest a significant percentage of the Portfolio's assets in issuers in a single industry or sector. However, the Portfolio will not concentrate in any industry or group of industries.

Investment Process: MFS uses an active bottom-up investment approach to buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

Strategy Portfolio Concentration [Text]	Under normal market conditions, Massachusetts Financial Services Company, the Portfolio's subadvisor, (“MFS” or “Subadvisor”) invest in the Portfolio’s assets primarily in equity securities. Equity securities include common stocks and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.
NYLI VP MFS Research Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, Massachusetts Financial Services Company, the Portfolio's subadvisor, (“MFS” or “Subadvisor”) invests the Portfolio’s assets primarily in equity securities. Equity securities include common stocks and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

In selecting investments for the Portfolio, MFS is not constrained by any particular investment style. MFS may invest the Portfolio’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies. Growth companies are those that MFS believes will experience an increase in earnings that is higher than the typical earnings growth rate for other companies in a similar industry and/or the broader market. Value companies are those that MFS believes are trading at attractive prices relative to their earnings, dividends, assets, or other financial measures as compared to other companies in a similar industry and/or the broader market.

While MFS may invest the Portfolio’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations, which are companies having a market capitalization in excess of $5 billion at the time of purchase.

MFS may also invest the Portfolio’s assets in foreign securities. An issuer is considered to be U.S. or foreign based on the issuer’s “country of risk” (or similar designation) as determined by a third party such as Bloomberg. Although a Portfolio will generally rely on an issuer’s “country of risk” (or similar designation) as determined by Bloomberg (or another similar third party) when categorizing securities as either U.S. or foreign-based, it is not required to do so.

MFS normally invests the Portfolio's assets across different industries and sectors, but MFS may invest a significant percentage of the Portfolio's assets in issuers in a single industry or sector. However, the Portfolio will not concentrate in any industry or group of industries.

In conjunction with a team of investment research analysts, sector leaders select investments for the Portfolio. MFS generally manages the Portfolio to be sector neutral to the S&P 500® Index using MFS' custom industry and sector categories to classify the Portfolio and the S&P 500® Index's holdings. These sectors reflect MFS’ internally derived categorizations based on MFS’ proprietary research and analysis. MFS classifies each component of the S&P 500® Index in accordance with these custom sector categorizations. The Portfolio’s assets are allocated by the investment team to each sector to generally reflect its proportionate weight in the S&P 500® Index.

Investment Process: MFS uses an active bottom-up investment approach to buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

Strategy Portfolio Concentration [Text]	Under normal market conditions, Massachusetts Financial Services Company, the Portfolio's subadvisor, (“MFS” or “Subadvisor”) invests the Portfolio’s assets primarily in equity securities. Equity securities include common stocks and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.
NYLI VP Natural Resources Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Portfolio normally invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in the stocks of companies in the natural resources and natural resources related sectors. Generally, these are companies principally engaged in owning or developing natural resources, or principally engaged in supplying goods, technology and services relating to natural resources. These companies may include, for example, companies involved in exploring, mining, drilling, refining, processing, transporting, distributing, fabricating, dealing in, or owning natural resources, and companies providing environmental services. Natural resources include, but are not limited to, precious metals (e.g., gold, platinum and silver), ferrous and non-ferrous metals (e.g., iron, aluminum and copper), strategic metals (e.g., uranium and titanium), hydrocarbons (e.g., coal, oil and natural gases) and other sources (including alternative sources) of energy, chemicals, paper and forest products, farming products, real estate, food, textile and tobacco products, and other basic commodities.

The Portfolio will invest at least 25% of its total assets (concentrate its investments) in the securities of “hard assets” companies and instruments that derive their value from hard assets. A hard assets company is a company that derives directly or indirectly, at least 50% of its revenues from exploration, development, production, distribution or facilitation of processes relating to hard assets, which are (i) precious metals, (ii) base and industrial metals, (iii) energy, or (iv) other commodities.

The Portfolio invests principally in common stocks, but may also invest in preferred stocks, warrants and convertible securities, including those purchased in initial public offerings, and American Depositary Receipts. The Portfolio may invest in securities issued by exchange-traded funds (“ETFs”). The Portfolio may invest in foreign securities (i.e., securities issued by companies organized under the laws of countries other than the

U.S.), including emerging markets securities. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer's "country of risk" (or similar designation) as determined by a third-party such as Bloomberg.

The Portfolio may also invest in options, futures and options on futures (including those relating to stocks, indexes, foreign currencies and interest rates) and forward contracts, as a substitute for investing directly in an underlying asset, to increase returns, or as part of a hedging strategy. The Portfolio also may engage in short-selling, typically for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities.

Investment Process: Using fundamental research, the Portfolio’s Subadvisor, Newton Investment Management North America, LLC, seeks stocks of companies with strong positions in their natural resources sector, sustained achievement records and strong financial condition. There are no prescribed limits on the weightings of securities in any particular natural resources sector or in any individual company, and the Portfolio may invest in companies of any market capitalization.

The Subadvisor typically sells a stock when the reasons for buying it no longer apply or when the company begins to show deteriorating fundamentals or poor relative performance or when a stock is fully valued by the market. The Subadvisor may also sell a stock to secure gains, limit losses or redeploy assets into more promising opportunities.

Strategy Portfolio Concentration [Text]	The Portfolio normally invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in the stocks of companies in the natural resources and natural resources related sectors. Generally, these are companies principally engaged in owning or developing natural resources, or principally engaged in supplying goods, technology and services relating to natural resources. These companies may include, for example, companies involved in exploring, mining, drilling, refining, processing, transporting, distributing, fabricating, dealing in, or owning natural resources, and companies providing environmental services. Natural resources include, but are not limited to, precious metals (e.g., gold, platinum and silver), ferrous and non-ferrous metals (e.g., iron, aluminum and copper), strategic metals (e.g., uranium and titanium), hydrocarbons (e.g., coal, oil and natural gases) and other sources (including alternative sources) of energy, chemicals, paper and forest products, farming products, real estate, food, textile and tobacco products, and other basic commodities.
NYLI VP Newton Technology Growth Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To pursue its objective, the Portfolio normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the stocks of growth companies of any size that Newton Investment Management North America, LLC, the Portfolio’s Subadvisor (the “Subadvisor”), and an affiliate of BNY Mellon Investment Adviser, Inc., believes to be leading producers or beneficiaries of technological innovation. The Subadvisor views producers of technological innovation as those entities that consistently develop new technologies and set industry standards. The Subadvisor considers beneficiaries of technological innovation to be entities which leverage technological advancements to optimize operations, improve productivity, and achieve competitive advantages. The Subadvisor believes that beneficiaries of technological innovations effectively integrate cutting-edge technologies into their existing frameworks, utilizing them to enhance business processes, customer experiences, and overall performance.

The Portfolio invests principally in common stocks. Up to 25% of the Portfolio’s assets may be invested in foreign securities, including securities of issuers located in emerging market countries. An issuer is considered to be U.S. or foreign based on the issuer’s “country of risk” (or similar designation) as determined by a third party such as Bloomberg. Although a Portfolio will generally rely on an issuer’s “country of risk” (or similar designation) as determined by Bloomberg (or another similar third party) when categorizing securities as either U.S. or foreign-based, it is not required to do so.

In choosing stocks, the Subadvisor looks for technology companies with the potential for strong earnings or revenue growth rates over time, although some of the Portfolio’s investments may currently be experiencing losses. The Subadvisor identifies companies with a strong earnings potential as those companies that it believes can generate profits over time. The Subadvisor identifies companies with the potential for strong revenue growth rates as those companies it believes can generate increased sales over time. The Portfolio’s investment process centers on a multi-dimensional approach that looks for opportunities across emerging, cyclical or stable growth companies. The Portfolio's investment approach seeks companies that appear to have strong earnings momentum, positive earnings revisions, favorable growth, product or market cycles and/or favorable valuations.

The Portfolio also may invest in U.S. dollar-denominated American Depositary Receipts (“ADRs”). ADRs typically are issued by U.S. banks or trust companies and represent indirect ownership interests in securities of non-U.S. issuers that are publicly traded in overseas markets. ADRs are traded in the United States on national securities exchanges and in the over-the-counter market, and may be converted into the underlying foreign securities. The Portfolio may purchase ADRs through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary. A depositary may establish an unsponsored facility without participation by the issuer of the underlying security. To the extent such ADRs have similar economic characteristics to stocks of companies as described in the Portfolio's policy with respect to the investment of at least 80% of its net assets, the market value of such ADRs will be included in the 80% calculation.

The Portfolio typically sells a stock when the Subadvisor believes there is a more attractive alternative, or there are deteriorating fundamentals, such as a loss of competitive advantage, a failure in management execution or deteriorating capital structure. The Portfolio may sell stocks when the Subadvisor’s evaluation of a sector has changed.

Strategy Portfolio Concentration [Text]	To pursue its objective, the Portfolio normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the stocks of growth companies of any size that Newton Investment Management North America, LLC, the Portfolio’s Subadvisor (the “Subadvisor”), and an affiliate of BNY Mellon Investment Adviser, Inc., believes to be leading producers or beneficiaries of technological innovation. The Subadvisor views producers of technological innovation as those entities that consistently develop new technologies and set industry standards. The Subadvisor considers beneficiaries of technological innovation to be entities which leverage technological advancements to optimize operations, improve productivity, and achieve competitive advantages. The Subadvisor believes that beneficiaries of technological innovations effectively integrate cutting-edge technologies into their existing frameworks, utilizing them to enhance business processes, customer experiences, and overall performance.
NYLI VP PineStone International Equity Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

PineStone Asset Management Inc., the Portfolio’s subadvisor (the “Subadvisor”), seeks to achieve the Portfolio’s investment objective by investing in a portfolio of international equities. The Portfolio may invest in issuers with market capitalizations of any size, though it generally expects to focus on issuers with market capitalization in excess of $5 billion.

Under normal circumstances, the Portfolio invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity securities. The Portfolio will normally invest in equity securities of foreign companies operating in at least three countries other than the United States, including emerging market countries. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third-party such as Bloomberg, Factset or ICE Data Services Inc.

In addition, the Portfolio considers countries represented in the MSCI Emerging Markets Index to be emerging market countries. From time to time, the Portfolio may focus its investments in certain countries or geographic areas, including Europe. Equity or equity-related securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stock, preferred stock, convertible securities and depositary receipts.

The Portfolio may from time to time emphasize one or more sectors in selecting its investments, including the consumer non-cyclical and industrials sectors. In addition, the Portfolio may enter into forward currency contracts to hedge the currency exposure associated with some or all of the Portfolio’s securities, to shift investment exposure from one currency to another, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, or to adjust an underweight country exposure in its portfolio. The Portfolio may also invest in securities issued by other investment companies.

Investment Process:

In pursuing the Portfolio’s investment objective, the Subadvisor employs a bottom-up stock selection approach which results in a portfolio generally ranging from 25 to 45 companies. A bottom-up stock selection approach focuses on the analysis of individual stocks (microeconomic factors) as opposed to the significance of economic cycles and market cycles (macroeconomic factors).

The Subadvisor looks for companies that have growth potential that are believed to be trading at attractive valuations. In doing so, the Subadvisor focuses on companies believed by the portfolio management team to have the following characteristics, among others:

• Competitive advantage in an industry with high barriers to entry;

• Attractive industry with pricing power, organic growth and limited cyclicality;

• Strong management teams with sound corporate governance;

• History of stable profit margins;

• Solid balance sheet with low leverage; and

• Attractive valuation with a stock price below intrinsic value.

In evaluating whether to sell a security, the Subadvisor considers, among other factors, whether in its view the company no longer continues to meet the standards described above and/or the Subadvisor believes there are more attractive opportunities available for investment by the Portfolio.

Strategy Portfolio Concentration [Text]	PineStone Asset Management Inc., the Portfolio’s subadvisor (the “Subadvisor”), seeks to achieve the Portfolio’s investment objective by investing in a portfolio of international equities. The Portfolio may invest in issuers with market capitalizations of any size, though it generally expects to focus on issuers with market capitalization in excess of $5 billion.
NYLI VP S&P 500 Index Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Portfolio normally invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in stocks as represented in the Standard & Poor's 500® Index ("S&P 500® Index”) in the same proportion, to the extent feasible.

The Portfolio may invest up to 20% of its total assets in options and futures contracts to maintain cash reserves, while being fully invested, to facilitate trading or to reduce transaction costs. The Portfolio may invest in such derivatives to try to enhance returns or reduce the risk of loss by hedging certain of its holdings.

Investment Process: New York Life Investment Management LLC (“New York Life Investment Management”) uses statistical techniques to determine which stocks are to be purchased or sold to replicate the S&P 500® Index to the extent feasible. From time to time, adjustments may be made in the Portfolio's holdings because of changes in the composition of the S&P 500® Index. The correlation between the investment performance of the Portfolio and the S&P 500® Index is expected to be at least 0.95, before charges, fees and expenses, on an annual basis. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the net asset value of the Portfolio, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the S&P 500® Index.

The Portfolio is classified as a diversified investment company, as defined under the Investment Company Act of 1940, as amended (the “1940 Act”). However, the Portfolio may become non-diversified under the 1940 Act without the approval of shareholders solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its benchmark index, the S&P 500® Index, which it seeks to track.

Strategy Portfolio Concentration [Text]	The Portfolio normally invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in stocks as represented in the Standard & Poor's 500® Index ("S&P 500® Index”) in the same proportion, to the extent feasible.
NYLI VP Schroders Mid Cap Opportunities Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Portfolio will invest at least 80% of its assets (net assets plus any borrowings for investment purposes) in securities of mid capitalization companies. The subadvisor, Schroder Investment Management North America Inc. (the “Subadvisor”), uses bottom-up fundamental analysis to select securities. The Subadvisor seeks to identify securities that it believes offer the potential for capital appreciation based on: novel, superior, or niche products or services; sound operating characteristics; quality of management; an entrepreneurial management team; opportunities provided by mergers, divestitures, or new management; or other factors. The Subadvisor may evaluate financially material issues such as climate risk, environmental performance, labor standards and corporate governance, among others, which they view as important in their assessment of an investment’s risk and potential for profitability. The Portfolio may invest in common and preferred stocks, as well as in over-the-counter securities. Based on market or economic conditions, the Portfolio may, through its stock selection process, focus in one or more sectors of the market. However, the Portfolio will not concentrate in any industry or group of industries.

The Portfolio currently defines mid cap companies as companies with a market capitalization within the collective range of the Russell Midcap® Index and S&P MidCap 400® Index. As of February 28, 2026, this range was approximately $1.1 billion to $121.5 billion. The market capitalization range of these indices changes over time.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Portfolio will invest at least 80% of its assets (net assets plus any borrowings for investment purposes) in securities of mid capitalization companies. The subadvisor, Schroder Investment Management North America Inc. (the “Subadvisor”), uses bottom-up fundamental analysis to select securities. The Subadvisor seeks to identify securities that it believes offer the potential for capital appreciation based on: novel, superior, or niche products or services; sound operating characteristics; quality of management; an entrepreneurial management team; opportunities provided by mergers, divestitures, or new management; or other factors. The Subadvisor may evaluate financially material issues such as climate risk, environmental performance, labor standards and corporate governance, among others, which they view as important in their assessment of an investment’s risk and potential for profitability. The Portfolio may invest in common and preferred stocks, as well as in over-the-counter securities. Based on market or economic conditions, the Portfolio may, through its stock selection process, focus in one or more sectors of the market. However, the Portfolio will not concentrate in any industry or group of industries.
NYLI VP Small Cap Growth Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Portfolio, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in small capitalization companies. For purposes of the Portfolio, small capitalization companies are generally those that have market capitalizations no larger than the largest capitalized company in the Russell 2000® Growth Index at the time of the Portfolio's investment (approximately $43.6 billion as of February 28, 2026). The Portfolio may invest in securities of U.S. and foreign companies, including emerging markets companies. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer's "country of risk" (or similar designation) as determined by a third-party such as Bloomberg.

The Portfolio has two Subadvisors, CI SBH Asset Management (“SBH”) and Brown Advisory LLC (“Brown Advisory”). New York Life Investment Management LLC, the Portfolio’s Manager, believes the Subadvisors’ investment processes and styles are complementary. Each Subadvisor is responsible for managing a portion of the Portfolio’s assets, as designated by the Manager from time to time.

SBH’s Investment Strategy and Process: SBH implements its investment strategy primarily through independent “bottom-up” fundamental research. SBH seeks to construct a portfolio designed to generate risk-adjusted excess return relative to the Portfolio’s benchmark, primarily through stock selection. SBH uses a proprietary discounted cash flow (“DCF”) model for purposes of valuing and generating price targets for individual stocks. The DCF model is utilized for two primary purposes: (i) to understand what assumptions are implied in a stock’s current price; and (ii) to generate an expected value for each stock, based on the team’s internally generated forecasts. SBH typically maintains exposure to most sectors within the Russell 2000® Growth Index; however, with an active management process, there will be variances in sector exposure relative to the Russell 2000® Growth Index. SBH typically invests only in securities of companies whose stock is traded on U.S. markets, including depositary receipts or shares issued by companies incorporated outside of the United States (e.g., American Depositary Receipts (“ADRs”)). SBH may sell a security when conditions have changed and it believes a company’s prospects are no longer attractive, the security’s price has achieved the team’s valuation target, certain objective criteria are met or better relative investment opportunities have been identified.

SBH integrates a company’s environmental, social and corporate governance “ESG” practices within its investment process alongside other non-ESG factors. SBH believes ESG factors may be important drivers of value in conjunction with the underlying strength and potential of a business, however, its consideration of these factors would not necessarily result in a company being included or excluded from the evaluation process but rather would contribute to the overall evaluation of that company.

Brown Advisory’s Investment Strategy and Process: Under normal conditions, Brown Advisory seeks to achieve the Portfolio’s investment objective by investing in equity securities of small capitalization domestic companies. Brown Advisory primarily selects companies it believes have above average growth prospects. Brown Advisory conducts an in-depth analysis of a company’s fundamentals to identify those companies it believes have the potential for long-term earnings growth that is not fully reflected in the security’s price. Brown Advisory employs a bottom-up, fundamental research approach to the identification, examination and selection of securities.

Equity securities include domestic common and preferred stock, convertible debt securities, ADRs, real estate investment trusts (“REITs”) and exchange-traded funds (“ETFs”). The Portfolio may also invest in private placements in these types of securities. The Portfolio invests primarily in ETFs that have an investment objective similar to the Portfolio’s or that otherwise are permitted investments with the Portfolio’s investment policies.

Brown Advisory may sell a security or reduce its position if it believes: (i) the security subsequently fails to meet initial investment criteria; (ii) a more attractively priced security is found; or (iii) the security becomes overvalued relative to the long-term expectation.

Strategy Portfolio Concentration [Text]	The Portfolio, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in small capitalization companies. For purposes of the Portfolio, small capitalization companies are generally those that have market capitalizations no larger than the largest capitalized company in the Russell 2000® Growth Index at the time of the Portfolio's investment (approximately $43.6 billion as of February 28, 2026). The Portfolio may invest in securities of U.S. and foreign companies, including emerging markets companies. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer's "country of risk" (or similar designation) as determined by a third-party such as Bloomberg.
NYLI VP Wellington Growth Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Portfolio invests primarily in stocks of large-capitalization U.S. companies considered to have above-average earnings growth potential and reasonable stock prices in comparison with expected earnings. The Portfolio generally considers large capitalization companies to be those with market capitalizations within the range of the Russell 1000® Growth Index at the time of investment (which ranged from $1.2 billion to $4.3 trillion as of February 28, 2026). Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in securities issued by U.S. companies. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer's "country of risk" (or similar designation) as determined by a third-party such as Bloomberg.

Investment Process: Wellington Management Company LLP, the Portfolio’s Subadvisor (the “Subadvisor”), employs a traditional, bottom-up fundamental research approach to identify securities that possess sustainable growth at reasonable valuations. The Subadvisor seeks to identify companies that have demonstrated above-average growth in the past, then conduct a thorough review of each company’s business model. The goal of this review is to identify companies that can sustain above-average growth because of their superior business models as represented by high returns on capital, strong management, and quality balance sheets. The Subadvisor may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed by the Subadvisor to have greater estimated upside return potential relative to downside risk. To better assess strategic business issues that impact the performance of a company, the Subadvisor may also give consideration to financially material environmental, social and/or governance (“ESG”) factors. The Subadvisor has discretion to determine the materiality of, as well as the level at which, financially relevant ESG factors are imbedded into its overall fundamental analysis when making an investment decision.

Strategy Portfolio Concentration [Text]	The Portfolio invests primarily in stocks of large-capitalization U.S. companies considered to have above-average earnings growth potential and reasonable stock prices in comparison with expected earnings. The Portfolio generally considers large capitalization companies to be those with market capitalizations within the range of the Russell 1000® Growth Index at the time of investment (which ranged from $1.2 billion to $4.3 trillion as of February 28, 2026). Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in securities issued by U.S. companies. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer's "country of risk" (or similar designation) as determined by a third-party such as Bloomberg.
NYLI VP Wellington Small Cap Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Portfolio invests, under normal circumstances, at least 80% of its assets (net assets plus any borrowings for investment purposes) in the securities of U.S. companies with market capitalizations at the time of investment that are similar to the Russell 2000® Index (which ranged from $7.0 million to $43.6 billion as of February 28, 2026). An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer's "country of risk" (or similar designation) as determined by a third-party such as Bloomberg.

Investment Process: Wellington Management Company LLP, the Portfolio’s Subadvisor (the “Subadvisor”), seeks to achieve the Portfolio’s investment objective by allocating the Portfolio’s assets among multiple internal portfolio management teams that employ investment strategies with different investment styles, including, Small Cap Value Opportunities, Select Small Cap Growth and Small Companies Strategies. Each investment strategy has distinct investment philosophies and analytical processes to identify securities for purchase or sale.

Collectively, the investment styles represent a range of investment philosophies, companies, and industries.

To better assess strategic business issues that impact the performance of a company, the underlying portfolio management teams may also give consideration to financially material environmental, social and/or governance (“ESG”) factors. The underlying portfolio management teams have discretion to determine the materiality of, as well as the level at which, financially relevant ESG factors are imbedded into its overall fundamental analysis when making an investment decision.

Small Cap Value Opportunities Strategy: The Subadvisor’s Small Cap Value Opportunities team seeks to invest in quality companies at a substantial discount that often arises when the market is concerned about the companies’ future. The Small Cap Value Opportunities team believes those concerns can become mispriced due to the presence of biases or change and that research specifically focused on identifying signs of biases and change allows the Small Cap Value Opportunities team to identify mispriced stocks. Change can include secular or cyclical shifts, changes in industry structure, changes in management, or significant shifts in the return on (and of) capital, balance sheet and cash flows. Biases include anchoring (relying too heavily on the first piece of information) and availability (relying on examples that immediately come to mind). The Small Cap Value Opportunities team seeks to maximize a combination of valuation, capital returns, and quality.

Select Small Cap Growth Strategy: The Subadvisor’s Select Small Cap Growth team focuses on identifying investment opportunities in emerging and re-emerging growth companies. Emerging growth companies are companies that are poised to accelerate top-line and / or bottom-line growth, and re-emerging growth companies are companies that are approaching a return to rapid growth. The Select Small Cap Growth team believes the typical profile of an emerging growth company is one that offers disruptive technologies, innovative business models, or is in a rapidly growing market segment. The Select Small Cap Growth team believes that re-emerging growth companies are typically experiencing turnarounds or management changes or are in cyclical industries.

Small Companies Strategy: The Subadvisor’s Small Companies team seeks to construct a broadly diversified portfolio across sectors and industries using fundamental analysis to identify a universe of undervalued and overvalued securities. The Small Companies team employs a traditional, bottom-up fundamental research approach to identify securities with potential positive inflections in business momentum (i.e., whether a company’s share price is trending up or down) that the Small Companies team believes have the most potential to appreciate, while seeking to limit exposure to risk. The Small Companies team also seeks to minimize exposure to risk by diversifying investments over securities issued by a large number of companies across various industries and sectors.

Other Strategies: New York Life Investment Management LLC and/or the Subadvisor may modify the strategies summarized above and allocate the Portfolio’s assets among or to other strategies, such as event-driven, economic sector, or valuation measures, developed or implemented based on, among other factors, changing market conditions.

Strategy Portfolio Concentration [Text]	The Portfolio invests, under normal circumstances, at least 80% of its assets (net assets plus any borrowings for investment purposes) in the securities of U.S. companies with market capitalizations at the time of investment that are similar to the Russell 2000® Index (which ranged from $7.0 million to $43.6 billion as of February 28, 2026). An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer's "country of risk" (or similar designation) as determined by a third-party such as Bloomberg.
NYLI VP Winslow Large Cap Growth Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Portfolio invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in large capitalization companies, which are companies having a market capitalization in excess of $4 billion at the time of purchase. Typically, Winslow Capital Management, LLC, the Portfolio's Subadvisor, invests substantially all of the Portfolio's investable assets in domestic securities. However, the Portfolio is permitted to invest up to 20% of its net assets in foreign securities. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third-party such as Bloomberg.

Investment Process: The Portfolio invests in those companies that the Subadvisor believes will provide an opportunity for achieving superior portfolio returns (i.e., returns in excess of the returns of the average stock mutual fund, which the Subadvisor defines as the median exchange-traded fund or mutual fund based on performance taking into account the entire U.S. equity exchange-traded fund and mutual fund universe) over the long term. The Subadvisor seeks to invest in companies that have the potential for above-average future earnings and cash flow growth with management focused on shareholder value.

When purchasing stocks for the Portfolio, the Subadvisor looks for companies typically having some or all of the following attributes: addressing markets with growth opportunities; leads or gains in market share; identifiable and sustainable competitive advantages; managed by a team that can perpetuate the firm's competitive advantages; high, and preferably rising, returns on invested capital; deploys excess cash flow to enhance shareholder return; and demonstrates sound corporate governance. As part of its qualitative assessment of each potential investment, the

Subadvisor evaluates the company’s non-financial performance among certain environmental, social and governance (“ESG”) factors. The Subadvisor then determines which ESG factors may be material to a company’s future financial performance. This involves an evaluation of how the company integrates particular ESG risks and opportunities into its corporate strategy through, for example, improving governance practices, aligning management team incentives and increasing transparency into its ESG practices. The Subadvisor may give consideration to ESG factors including, but not limited to, impact on or from climate change, natural resource use, waste management practices, human capital management, product safety, supply chain management, corporate governance, business ethics and advocacy for governmental policy.

ESG factors are evaluated by the Subadvisor based on data provided by independent ESG research vendors. The evaluation of ESG factors is integrated as one of several aspects of the Subadvisor’s investment process and the Subadvisor does not forgo potential investments strictly based on the evaluation of ESG factors.

The Subadvisor takes a "bottom-up" investment approach when selecting investments. This means it bases investment decisions on company specific factors, not general economic conditions.

Under normal market conditions, the Subadvisor employs a sell discipline pursuant to which it may sell some or all of its position in a stock when a stock becomes fully valued, the fundamental business prospects are deteriorating, or the position exceeds limits set by the Subadvisor.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Portfolio invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in large capitalization companies, which are companies having a market capitalization in excess of $4 billion at the time of purchase. Typically, Winslow Capital Management, LLC, the Portfolio's Subadvisor, invests substantially all of the Portfolio's investable assets in domestic securities. However, the Portfolio is permitted to invest up to 20% of its net assets in foreign securities. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third-party such as Bloomberg.
NYLI VP Balanced Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Portfolio invests approximately 60% of its assets (net assets plus any borrowings for investment purposes) in stocks and 40% of its assets in fixed-income securities (such as bonds) and cash equivalents. Although this 60/40 ratio may vary, under normal market conditions, the Portfolio will invest at least 25% of its assets in fixed-income securities. Asset allocation decisions are made by New York Life Investment Management LLC, the Portfolio’s Manager, based on its tactical view of the market. The Portfolio may invest in exchange-traded funds (“ETFs”), including ETFs advised by affiliates of the Manager and ETFs advised by unaffiliated advisers, to facilitate rebalancing the Portfolio’s allocation between equity and fixed-income exposures.

The Portfolio may invest up to 20% of its net assets in foreign securities, but only in such securities that NYL Investors LLC (“NYL Investors”), the Subadvisor for the fixed-income portion of the Portfolio, and Wellington Management Company LLP (“Wellington”), the Subadvisor for the equity portion of the Portfolio, select in accordance with each Subadvisor's investment process described below. The Portfolio may also invest in derivatives, such as futures and options, to try to enhance returns or reduce the risk of loss by hedging certain of its holdings.

Under normal market conditions, the Subadvisors seek to keep the portfolio fully invested rather than taking temporary cash positions with respect to their portions of the Portfolio's assets. The Subadvisors will sell a security if it becomes relatively overvalued, if better opportunities are identified, or if they determine that the initial investment expectations are not being met.

Equity Investment Process: Wellington invests in equity securities issued by companies of any size or market capitalization range. While Wellington does not limit its investments to issuers within a particular capitalization range, it generally invests in large capitalization companies (as represented by the market cap range of the Russell 1000® Index, which ranged from $1.1 billion to $4.3 trillion as of February 28, 2026). Wellington may invest in securities of foreign issuers, including emerging market securities. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer's "country of risk," (or similar designation) as determined by a third-party such as Bloomberg. Wellington defines emerging market countries as those countries that are included in the MSCI Emerging Markets Index.

Wellington seeks to identify companies that are financially sound but temporarily out-of-favor, and that provide above-average potential total returns at below average valuations. Wellington employs a “bottom-up” approach to investment research, and seeks to capitalize on investor behavioral biases by investing in companies with an attractive combination of valuation, quality and capital return, and by taking a long-term view. Quality can be assessed across metrics including free cash flow margin, return on invested capital and net debt to EBITDA (earning before interest, taxes, depreciation and amortization). Wellington may sell stocks when Wellington’s target price is achieved, Wellington’s fundamental outlook with respect to the stock has changed, or in the event Wellington believes more attractive investment alternatives exist.

To better assess strategic business issues that impact the performance of a company, Wellington may also give consideration to financially material environmental, social and/or governance (“ESG”) factors. Wellington has discretion to determine the materiality of, as well as the level at which, financially relevant ESG factors are imbedded into its overall fundamental analysis when making an investment decision.

Fixed-Income Investment Process: In pursuing the Portfolio’s investment strategy, NYL Investors conducts a continuous review of expected returns, yields and other information derived from a database which it maintains in managing fixed income portfolios.

Fundamental economic cycle analysis, credit quality and interest rate trends are the principal factors considered by NYL Investors in managing the Portfolio and determining whether to increase or decrease the emphasis placed upon a particular type of security or industry sector within the Portfolio's investment portfolio. NYL Investors’ investment process includes a risk analysis that gives consideration to a variety of security-specific risks, including but not limited to, environmental, social and governance (“ESG”) risks that may have a material impact on the performance of a security. In addition to proprietary research, NYL Investors may use screening tools and, to the extent available, third-party data to identify ESG risk factors that may not have been captured through its own research. NYL Investors’ consideration of ESG risk is weighed against other criteria and no sectors or industries are explicitly excluded from the Portfolio. Maturity duration shifts adjustments are based on a set of investment decisions that take into account a broad range of economic, fundamental and technical indicators.

NYL Investors may sell a security if it no longer believes that the security will contribute to meeting the investment objective of the Portfolio. In considering whether to sell a security, NYL Investors may evaluate, among other things, the condition of the economy, meaningful changes in the issuer's financial condition, and changes in the condition and outlook in the issuer's industry.

Strategy Portfolio Concentration [Text]	The Portfolio invests approximately 60% of its assets (net assets plus any borrowings for investment purposes) in stocks and 40% of its assets in fixed-income securities (such as bonds) and cash equivalents. Although this 60/40 ratio may vary, under normal market conditions, the Portfolio will invest at least 25% of its assets in fixed-income securities. Asset allocation decisions are made by New York Life Investment Management LLC, the Portfolio’s Manager, based on its tactical view of the market. The Portfolio may invest in exchange-traded funds (“ETFs”), including ETFs advised by affiliates of the Manager and ETFs advised by unaffiliated advisers, to facilitate rebalancing the Portfolio’s allocation between equity and fixed-income exposures.
NYLI VP Income Builder Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Portfolio normally invests a minimum of 30% of its net assets in equity securities and a minimum of 30% of its net assets in debt securities. From time to time, the Portfolio may temporarily invest less than 30% of its net assets in equity or debt securities as a result of market conditions, individual securities transactions or cash flow considerations.

Asset Allocation Investment Process: Asset allocation decisions are made by a Committee chaired by New York Life Investment Management, the Portfolio’s Manager, in collaboration with MacKay Shields LLC (“MacKay Shields”), the subadvisor for the fixed-income portion of the Portfolio. Asset allocation decisions are determined based on the relative values of each asset class, inclusive of the ability of each asset class to generate income. The Portfolio may use equity index and fixed-income futures to manage effective exposure, for example, by adding exposure to the equity markets or adjusting fixed-income duration exposure. Neither equity index futures nor fixed-income futures are counted toward the Portfolio's equity or fixed-income allocation guidelines.

Equity Investment Process: Epoch Investment Partners, Inc. ("Epoch"), the Subadvisor for the equity portion of the Portfolio, invests primarily in companies that generate increasing levels of free cash flow and have managements that allocate it effectively to create shareholder value. The security selection process focuses on free-cash-flow analytics as opposed to traditional accounting-based metrics. The Subadvisor seeks to identify companies with a consistent, straightforward ability to both generate free cash flow and to intelligently allocate it among internal reinvestment opportunities, acquisitions, dividends, share repurchases and/or debt reduction.

The security selection process focuses on free-cash-flow analytics as opposed to traditional accounting-based metrics. Epoch seeks to identify companies with a consistent, straightforward ability to both generate free cash flow and to intelligently allocate it among internal reinvestment opportunities, acquisitions, dividends, share repurchases and/or debt reductions. Material environmental, social and governance (“ESG”) factors are identified and monitored by Epoch. Material ESG factors vary by company and industry, but Epoch pays particular attention to factors relating to climate change and corporate governance. This information is taken into account by Epoch in making investment decisions. Material ESG factors are identified and monitored by Epoch through review of ESG information published by the company (where relevant) or selected specialist third-party research and data providers. While Epoch considers ESG factors in the investment decision-making process of the Portfolio, this does not mean that ESG considerations are the sole or foremost considerations for investment decisions.

Epoch seeks to find and invest in companies that meet its definition of quality-companies that are free cash flow positive or are becoming free cash flow positive and that are led by strong management. The relevant factor in Epoch’s decision on how to deploy free cash flow is the cost of capital and the prospective returns on capital.

Fixed-Income Investment Process: The Portfolio may invest in investment grade and below investment grade debt securities of varying maturities. In pursuing the Portfolio's investment objective, the Portfolio may invest up to 30% of its net assets in debt securities that MacKay Shields believes may provide capital appreciation in addition to income and are rated below investment grade by a nationally recognized statistical rating organization (“NRSRO”) or if unrated, deemed to be of comparable creditworthiness by MacKay Shields. For purposes of this limitation, both the percentage and rating are counted at the time of purchase. If NRSROs assign different ratings to the same security, the Portfolio will use the higher rating for purposes of determining the security's credit quality. Securities that are rated below investment grade by NRSROs are commonly referred to as “high-yield securities” or "junk bonds."

MacKay Shields’ investment process includes a risk analysis that gives consideration to a variety of security-specific risks, including but not limited to, ESG risks that may have a material impact on the performance of a security. In addition to proprietary research, MacKay Shields may use screening tools and, to the extent available, third party data to identify ESG risk factors that may not have been captured through its own research. MacKay Shields’ consideration of ESG risk is weighed against other criteria and no sectors or industries are explicitly excluded from the Portfolio.

The Portfolio maintains a flexible approach by investing in a broad range of securities, which may be diversified by company, industry and type.

Principal debt investments include U.S. government securities, domestic and foreign debt securities, mortgage-related and asset-backed securities and floating rate loans. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer's "country of risk" (or similar designation) as determined by a third-party such as Bloomberg. The Portfolio may also enter into mortgage dollar roll and to-be-announced ("TBA") securities transactions.

The Portfolio may also invest in convertible securities such as bonds, debentures, corporate notes and preferred stocks or other securities that are convertible into common stock or the cash value of a stock or a basket or index of equity securities.

Investments Across the Portfolio: The Portfolio may invest in derivatives, such as futures, options, forward commitments and swap agreements, to try to enhance returns or reduce the risk of loss by hedging certain of its holdings. The Portfolio also may use fixed-income futures for purposes of managing duration and yield curve exposures. The Portfolio may invest up to 10% of its total assets in swaps, including credit default swaps.

The Subadvisors may sell a security if they no longer believe the security will contribute to meeting the investment objective of the Portfolio. In considering whether to sell a debt security, MacKay Shields may evaluate, among other things, deterioration in the issuer's credit quality. Epoch may sell or reduce a position in a security if, among other things, it sees an interruption to the dividend policy, a deterioration in fundamentals or when the security is deemed less attractive relative to another security on a return/risk basis. Epoch may also sell or reduce a position in a security when it believes its investment objectives have been met or if it sees the investment thesis is failing to materialize.

Strategy Portfolio Concentration [Text]	The Portfolio normally invests a minimum of 30% of its net assets in equity securities and a minimum of 30% of its net assets in debt securities. From time to time, the Portfolio may temporarily invest less than 30% of its net assets in equity or debt securities as a result of market conditions, individual securities transactions or cash flow considerations.
NYLI VP Janus Henderson Balanced Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Portfolio pursues its investment objective by normally investing 45%-70% of its assets in equity securities and the remaining assets in fixed-income securities and cash equivalents. The Portfolio normally invests at least 25% of its assets in fixed-income senior securities. Equity securities may include, but are not limited to, common stocks and other securities with equity characteristics. Fixed-income securities may include corporate debt securities, U.S. government obligations, mortgage-backed securities and other mortgage-related products, and short-term securities.

The Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer's "country of risk" (or similar designation) as determined by a third-party such as Bloomberg.

The Portfolio will limit its investment in high-yield/high-risk bonds, also known as “junk bonds,” to 20% or less of the fixed-income portion of its net assets. The Portfolio may enter into “to be announced” or “TBA” commitments when purchasing mortgage-backed securities or other securities. TBA purchase commitments are commitments to purchase mortgage-backed securities for a fixed price at a future date. At the time of purchase, the seller does not specify the particular mortgage-backed securities to be delivered. Instead, the buyer agrees to accept any mortgage-backed security that meets specified terms.

The Portfolio may also invest its assets in derivatives. In particular, the Portfolio may use forward currency contracts to offset risks associated with an investment, currency exposure, or market conditions and may use interest rate swaps and futures, including Treasury bond futures, to manage interest rate risk, yield curve positioning, and country exposure. The Portfolio may also use index credit default swaps for hedging purposes (to offset risks associated with exposure to an investment or market conditions), to increase or decrease the Portfolio’s exposure to a particular market, to manage or adjust the risk profile of the Portfolio relative to its benchmark index, and to earn income, enhance returns or preserve capital. The Portfolio’s exposure to derivatives will vary and may include derivatives that have characteristics similar to the securities in which the Portfolio may directly invest. The Portfolio may take short positions through the use of derivatives instruments.

In choosing investments for the equity portion of the Portfolio, Janus Henderson Investors US LLC, the Portfolio’s Subadvisor, applies a “bottom up” approach. In other words, the Subadvisor looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. Factors that the Subadvisor may consider in its fundamental analysis include a company’s revenue growth potential, returns on capital, and balance sheet flexibility.

In choosing investments for the fixed-income portion of the Portfolio, the Subadvisor uses research-driven, “top-down” and “bottom-up” factors to identify and manage exposure to risks across sectors, industries, and individual investments. The Subadvisor evaluates expected risk-adjusted returns on a Portfolio level and a position level by analyzing fundamentals, valuations, and market technical indicators. The portfolio managers share day-to-day responsibility for the Portfolio's investments.

The Subadvisor will generally consider selling a security when, among other things, it reaches or exceeds its targeted value, the investment thesis for owning the position has changed, or to rebalance industry or sector weightings.

The equity portion of the Portfolio may consider one or more environmental, social, and governance (“ESG”) factors alongside other fundamental characteristics considered in the investment research process. In the equity portfolio managers’ view, ESG factors, along with other attributes relevant to fundamental analysis, could potentially impact investment risk and/or returns. The identification of an ESG risk factor will not necessarily exclude a particular security or sector that, in the equity portfolio managers’ view, is otherwise suitable for investment. To facilitate the assessment of ESG factors, the equity portfolio managers use a mix of third-party data and internally generated analyses and may engage directly with companies. ESG factors may or may not be relevant or considered for each and every investment decision depending on the equity portfolio managers’ perspective. The equity portfolio managers may assess the relevance of ESG factors to their fundamental research process differently across issuers, sectors, regions, and asset classes.

The fixed-income portion of Portfolio integrates ESG factors by incorporating ESG information into the Portfolio’s investment process. The fixed-income portfolio managers focus on the ESG factors they consider most likely to have a material impact on the financial performance of the issuers in the Portfolio, which includes identifying material ESG risk factors attributable to a particular sector, industry, or issuer. The fixed-income portfolio managers believe that an issuer’s ESG practices may have an impact, positive or negative, on the issuer’s long-term financial performance, and, at their discretion, engage with an issuer’s management to encourage improved ESG practices.

ESG factors are one of many considerations in the investment decision-making process and may not be determinative in deciding to include or exclude an investment from the Portfolio.

Strategy Portfolio Concentration [Text]	The Portfolio pursues its investment objective by normally investing 45%-70% of its assets in equity securities and the remaining assets in fixed-income securities and cash equivalents. The Portfolio normally invests at least 25% of its assets in fixed-income senior securities. Equity securities may include, but are not limited to, common stocks and other securities with equity characteristics. Fixed-income securities may include corporate debt securities, U.S. government obligations, mortgage-backed securities and other mortgage-related products, and short-term securities.
NYLI VP MacKay Convertible Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Portfolio, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in "convertible securities" such as bonds, debentures, corporate notes, and preferred stocks or other securities that are convertible into common stock or the cash value of a stock or a basket or index of equity securities. Convertible securities are bonds, preferred stocks, and other securities that pay interest or dividends and are convertible into common stocks or their equivalent value. The balance of the Portfolio may be invested or held in non-convertible debt, equity securities that do not pay regular dividends, U.S. government securities, and cash or cash equivalents.

Investment Process: The Portfolio takes a flexible approach by investing in a broad range of securities of a variety of companies and industries. The Portfolio invests in investment grade and below investment grade debt securities. Below investment grade securities are generally securities that receive low ratings from a nationally recognized statistical rating organization (“NRSRO”), or if unrated, are determined to be of equivalent quality by MacKay Shields LLC, the Portfolio's Subadvisor. Securities that are rated below investment grade by independent rating agencies are commonly referred to as “high-yield securities” or "junk bonds." The Subadvisor may also invest without restriction in securities with lower ratings from a NRSRO. If NRSROs assign different ratings to the same security, the Portfolio will use the higher rating for purposes of determining the security's credit quality.

In selecting convertible securities for purchase or sale, the Subadvisor takes into account a variety of investment considerations, including the potential return of the common stock into which the convertible security is convertible, credit risk, projected interest return, and the premium for the convertible security relative to the underlying common stock.

The Subadvisor’s investment process includes a risk analysis that gives consideration to a variety of security-specific risks, including but not limited to, environmental, social and governance (“ESG”) risks that may have a material impact on the performance of a security. In addition to proprietary research, the Subadvisor may use screening tools and, to the extent available, third party data to identify ESG risk factors that may not have been captured through its own research. The Subadvisor’s consideration of ESG risk is weighed against other criteria and no sectors or industries are explicitly excluded from the Portfolio.

The Portfolio may also invest in "synthetic" convertible securities, which are derivative positions composed of two or more securities whose investment characteristics, taken together, resemble those of traditional convertible securities. Unlike traditional convertible securities whose conversion values are based on the common stock of the issuer of the convertible security, "synthetic" and "exchangeable" convertible securities are preferred stocks or debt obligations of an issuer which are structured with an embedded equity component whose conversion value is based on the value of the common stocks of one or more different issuers or a particular benchmark (which may include indices, baskets of domestic stocks, commodities, a foreign issuer or basket of foreign stocks, or a company whose stock is not yet publicly traded). The value of a synthetic convertible is the sum of the values of its preferred stock or debt obligation component and its convertible component.

The Portfolio may invest in foreign securities, which are securities issued by companies organized outside the United States or that trade primarily in non-U.S. securities markets. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer's "country of risk" (or similar designation) as determined by a third-party such as Bloomberg.

The Subadvisor may sell a security if it believes the security will no longer contribute to meeting the investment objective of the Portfolio. In considering whether to sell a security, the Subadvisor may evaluate, among other things, the condition of the economy, meaningful changes in the issuer's financial condition, changes in credit risk, and changes in projected interest return.

Strategy Portfolio Concentration [Text]	The Portfolio, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in "convertible securities" such as bonds, debentures, corporate notes, and preferred stocks or other securities that are convertible into common stock or the cash value of a stock or a basket or index of equity securities. Convertible securities are bonds, preferred stocks, and other securities that pay interest or dividends and are convertible into common stocks or their equivalent value. The balance of the Portfolio may be invested or held in non-convertible debt, equity securities that do not pay regular dividends, U.S. government securities, and cash or cash equivalents.
NYLI VP MacKay Convertible Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Portfolio, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in "convertible securities" such as bonds, debentures, corporate notes, and preferred stocks or other securities that are convertible into common stock or the cash value of a stock or a basket or index of equity securities. Convertible securities are bonds, preferred stocks, and other securities that pay interest or dividends and are convertible into common stocks or their equivalent value. The balance of the Portfolio may be invested or held in non-convertible debt, equity securities that do not pay regular dividends, U.S. government securities, and cash or cash equivalents.

Investment Process: The Portfolio takes a flexible approach by investing in a broad range of securities of a variety of companies and industries. The Portfolio invests in investment grade and below investment grade debt securities. Below investment grade securities are generally securities that receive low ratings from a nationally recognized statistical rating organization (“NRSRO”), or if unrated, are determined to be of equivalent quality by MacKay Shields LLC, the Portfolio's Subadvisor. Securities that are rated below investment grade by independent rating agencies are commonly referred to as “high-yield securities” or "junk bonds." The Subadvisor may also invest without restriction in securities with lower ratings from a NRSRO. If NRSROs assign different ratings to the same security, the Portfolio will use the higher rating for purposes of determining the security's credit quality.

In selecting convertible securities for purchase or sale, the Subadvisor takes into account a variety of investment considerations, including the potential return of the common stock into which the convertible security is convertible, credit risk, projected interest return, and the premium for the convertible security relative to the underlying common stock.

The Subadvisor’s investment process includes a risk analysis that gives consideration to a variety of security-specific risks, including but not limited to, environmental, social and governance (“ESG”) risks that may have a material impact on the performance of a security. In addition to proprietary research, the Subadvisor may use screening tools and, to the extent available, third party data to identify ESG risk factors that may not have been captured through its own research. The Subadvisor’s consideration of ESG risk is weighed against other criteria and no sectors or industries are explicitly excluded from the Portfolio.

The Portfolio may also invest in "synthetic" convertible securities, which are derivative positions composed of two or more securities whose investment characteristics, taken together, resemble those of traditional convertible securities. Unlike traditional convertible securities whose conversion values are based on the common stock of the issuer of the convertible security, "synthetic" and "exchangeable" convertible securities are preferred stocks or debt obligations of an issuer which are structured with an embedded equity component whose conversion value is based on the value of the common stocks of one or more different issuers or a particular benchmark (which may include indices, baskets of domestic stocks, commodities, a foreign issuer or basket of foreign stocks, or a company whose stock is not yet publicly traded). The value of a synthetic convertible is the sum of the values of its preferred stock or debt obligation component and its convertible component.

The Portfolio may invest in foreign securities, which are securities issued by companies organized outside the United States or that trade primarily in non-U.S. securities markets. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer's "country of risk" (or similar designation) as determined by a third-party such as Bloomberg.

The Subadvisor may sell a security if it believes the security will no longer contribute to meeting the investment objective of the Portfolio. In considering whether to sell a security, the Subadvisor may evaluate, among other things, the condition of the economy, meaningful changes in the issuer's financial condition, changes in credit risk, and changes in projected interest return.

Strategy Portfolio Concentration [Text]	The Portfolio, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in "convertible securities" such as bonds, debentures, corporate notes, and preferred stocks or other securities that are convertible into common stock or the cash value of a stock or a basket or index of equity securities. Convertible securities are bonds, preferred stocks, and other securities that pay interest or dividends and are convertible into common stocks or their equivalent value. The balance of the Portfolio may be invested or held in non-convertible debt, equity securities that do not pay regular dividends, U.S. government securities, and cash or cash equivalents.
NYLI VP CBRE Global Infrastructure Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Portfolio invests at least 80% of its assets (net assets plus borrowings for investment purposes) in securities issued by infrastructure companies. The Portfolio expects to invest primarily in equity securities of companies located in a number of different countries, including the United States.

Under normal market conditions, the Portfolio will invest more than 25% of the value of its total assets at the time of purchase in the securities of issuers conducting their business activities in the infrastructure group of industries. The Portfolio’s Subadvisor, CBRE Investment Management Listed Real Assets LLC, defines an infrastructure company as a company that derives at least 50% of its revenues or profits from, or devotes at least 50% of its assets to, the ownership, management, development, construction, renovation, enhancement, or operation of infrastructure assets or the provision of services to companies engaged in such activities. Examples of infrastructure assets include transportation assets (such as toll roads, bridges, railroads, airports, and seaports), utility assets (such as electric transmission and distribution lines, gas distribution pipelines, water pipelines and treatment facilities, and sewer facilities), energy assets (such as oil and gas pipelines, storage facilities, and other facilities used for gathering, processing, or transporting hydrocarbon products as well as contracted renewable power assets), and communications assets (such as communications towers, data centers, fiber networks, and satellites).

Under normal circumstances, the Portfolio invests primarily in common stock, but may also invest in other equity securities including preferred stocks, convertible securities, rights or warrants to buy common stocks, and depositary receipts with characteristics similar to common stock. The Portfolio may also invest up to 25% of its net assets in master limited partnerships.

The Portfolio may invest in other investment companies, including exchange-traded funds.

Under normal market conditions, the Portfolio will invest a significant amount of its net assets (at least 40%, unless the Subadvisor deems market conditions to be unfavorable, in which case the Portfolio will invest at least 30%) in foreign securities. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third party such as Bloomberg. The Portfolio will normally invest in companies located in at least three countries outside of the United States.

The Portfolio may invest up to 30% of its assets in securities of issuers in emerging markets. The Subadvisor defines emerging market countries as those countries that are included in the MSCI Emerging Markets Index. The Portfolio’s investments may be denominated in U.S. dollars, non-U.S. currencies, or multinational currency units. The Portfolio may hedge its currency exposure to securities denominated in non-U.S. currencies. The Portfolio may invest in securities of companies of any market size.

Investment Process: The Subadvisor uses a multi-step investment process for constructing the Portfolio’s investment portfolio that combines top-down geographic region and infrastructure sector allocation with bottom-up individual stock selection. The Subadvisor first selects infrastructure sectors in certain geographic regions in which to invest, and determines the degree of representation in the portfolio of such sectors and regions, through a systematic evaluation of the regulatory environment and economic outlook, capital market trends, macroeconomic conditions, and the relative value of infrastructure sectors. The Subadvisor then uses an in-house valuation process to identify infrastructure companies whose risk-adjusted returns it believes are compelling relative to their peers. The Subadvisor’s in-house valuation process examines several factors, including the company’s management and strategy, the stability and growth potential of cash flows and dividends, the location of the company’s assets, the regulatory environment in which the company operates; sustainability considerations (such as environmental, social and governance factors); and the company’s capital structure.

The Subadvisor includes sustainability considerations as one of the factors in its analysis to assess a company’s exposure to, and ability to manage, sustainability related risk. Sustainability factors are assessed based on internal research and information from an independent global provider of environmental, social and corporate governance research. The Subadvisor’s approach and implementation of all factors – including sustainability – is applied consistently across all investments and industries and does not change based on the size of the company or potential position size. As sustainability considerations are one of several factors in the Subadvisor's analysis, the Subadvisor generally will not forgo potential investments strictly based on evaluation of sustainability factors.

The Subadvisor may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Portfolio invests at least 80% of its assets (net assets plus borrowings for investment purposes) in securities issued by infrastructure companies. The Portfolio expects to invest primarily in equity securities of companies located in a number of different countries, including the United States.
NYLI VP Hedge Multi-Strategy Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Portfolio invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the investments included in the NYLI Hedge Multi-Strategy Index (the “Underlying Index”). The Portfolio, by seeking to achieve performance similar to the overall hedge fund universe, is expected to provide investment returns that typically have a low correlation to traditional equity and fixed-income indices, lower volatility than traditional equity indices, and similar volatility to traditional investment grade fixed-income indices.

The Underlying Index typically consists of 30 to 70 component securities (“Underlying Index Components”) selected in accordance with the rules-based methodology for construction of the Underlying Index. The Underlying Index Components primarily include exchange-traded funds (“ETFs”) and/or other exchange-traded vehicles issuing equity securities organized in the U.S., such as exchange-traded commodity pools (“ETVs”), and may include exchange-traded notes (“ETNs”) (such ETFs, ETVs and ETNs are referred to collectively as “exchange-traded products” or “ETPs”). The Portfolio is a “fund of funds” that seeks to achieve its investment objective by investing primarily in ETPs, but may also invest in one or more financial instruments, including but not limited to, futures contracts, reverse repurchase agreements, options, and swap agreements (collectively, “Financial Instruments”) in order to seek to achieve exposure to investment strategies and/or asset classes that are similar to those of the Underlying Index. To the extent that the Underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Portfolio will concentrate its investments to approximately the same extent as the Underlying Index.

The Portfolio may invest up to 20% of its net assets in investments that are not Underlying Index Components, but which New York Life Investment Management LLC (“New York Life Investment Management”), the Portfolio’s advisor, believes will help the Portfolio track its Underlying Index. For example, the Portfolio may hold the underlying portfolio constituents of one or more ETPs that are Underlying Index Components, or a representative sample thereof. The Portfolio may also purchase ETPs that are not Underlying Index Components.

The Underlying Index Components may include as a component one or more ETFs advised New York Life Investment Management (“Affiliated ETFs”), and the Portfolio will typically invest in any Affiliated ETF included in the Underlying Index. The Portfolio also may invest in Affiliated ETFs that are not components of the Underlying Index if it is expected that such an investment will help the Portfolio track the Underlying Index.

The Portfolio employs a “passive management” — or indexing — investment approach designed to track the performance of the Underlying Index, which was developed by New York Life Investment Management. The Underlying Index generally is based on the premise that aggregated returns of hedge funds in a broad hedge fund universe display, over time, significant exposures to a set of common asset classes. The Underlying Index seeks to achieve performance similar to the overall hedge fund universe by replicating the “beta” portion of the hedge fund return characteristics (i.e., that portion of the returns that are non-idiosyncratic, or unrelated to manager skill) over longer term periods and not on a daily basis. The Underlying Index does not seek to replicate the “alpha” portion of the return characteristics of the overall hedge fund universe. Managers included in the broad hedge fund universe may employ investment styles including, but not limited to:

• Equity strategies, including long-only, long bias, long/short, market neutral and dedicated short strategies;

• Fixed income strategies, including long-only and long/short credit strategies, high yield, asset-backed, and convertible bond strategies;

• Emerging market strategies, including global and region- and country-specific strategies;

• Sector strategies, including healthcare and biotechnology, technology, real estate, energy, financials and natural resources strategies; and

• Specialized and alternative strategies, including multi-strategy, balanced, global macro, event-driven, options, merger arbitrage and managed futures strategies.

The Underlying Index may include both long and short positions in ETFs and ETVs. As opposed to taking long positions in which an investor seeks to profit from increases in the price of a security, short selling (or “selling short”) is a technique used by the Portfolio to try and profit from the falling price of a security. Short selling involves selling a security that has been borrowed from a third party with the intention of buying the identical security back at a later date to return to that third party. The basic principle of short selling is that one can profit by selling a security now at a high price and later buying it back at a lower price. The short seller hopes to profit from a decline in the price of the security between the sale and the repurchase, as the seller will pay less to buy the security than it received on selling the security.

The Underlying Index Components generally provide exposures to:

• Alternative strategies including merger arbitrage, market neutral, long/short, options, private equity replication, and managed futures;

• U.S. large-capitalization equity;

• U.S. small-capitalization equity;

• U.S. growth equity;

• U.S. value equity;

• Emerging market equity, debt and sovereign debt, including small-capitalization equity;

• Foreign equity (Europe, Australasia & Far East), including small-capitalization equity;

• U.S. and foreign preferred securities;

• U.S. investment grade corporate debt;

• U.S. government short-, intermediate- and long-term maturity obligations;

• U.S. high yield (or “junk”) debt;

• U.S. Treasury Inflation Protection Securities (“TIPS”);

• U.S. mortgage-backed debt;

• U.S. convertible debt;

• U.S. floating rate bank loans;

• Municipal bonds;

• Foreign sovereign debt;

• Foreign currencies and currency futures;

• U.S. and foreign real estate investment trusts;

• Commodities;

• The implied volatility of the S&P 500® Index; and

• Digital assets, through ETPs that seek exposure to Bitcoin or other types of digital assets, subject to a maximum weight in the Underlying Index of ± 2.5% at the time of rebalance.

New York Life Investment Management anticipates that, generally, the Portfolio will hold all of the investments that comprise the Underlying Index in approximate proportion to their weightings in the Underlying Index. However, the Portfolio may use a “representative sampling” strategy in seeking to track the performance of its Underlying Index when an Underlying Index Component is not available or when New York Life Investment Management believes it would be beneficial for the Portfolio to use a representative sampling strategy, such as when the use of a representative sampling strategy would reduce portfolio trading and implementation costs for the Portfolio. When using a representative sampling strategy, the Portfolio will invest in a sample of its Underlying Index Components where risk, return and other characteristics closely resemble the risk, return and other characteristics of the Underlying Index as a whole.

Strategy Portfolio Concentration [Text]	The Portfolio invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the investments included in the NYLI Hedge Multi-Strategy Index (the “Underlying Index”). The Portfolio, by seeking to achieve performance similar to the overall hedge fund universe, is expected to provide investment returns that typically have a low correlation to traditional equity and fixed-income indices, lower volatility than traditional equity indices, and similar volatility to traditional investment grade fixed-income indices.
NYLI VP Bond Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Portfolio, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in bonds, which include all types of debt securities such as debt or debt-related securities issued or guaranteed by U.S. or foreign governments, their agencies or instrumentalities; obligations of international or supranational entities; debt securities issued by U.S. or foreign corporate entities; zero coupon bonds; mortgage-related and other asset-backed securities; and loan participation interests. Debt securities are debt obligations and similar instruments that represent a creditor relationship with an issuer or trust and generally provide for the payment of interest (fixed, floating, or otherwise variable) and the repayment of principal, whether at maturity or over time. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer's "country of risk" (or similar designation) as determined by a third-party such as Bloomberg. The effective maturity of this portion of the Portfolio's holdings will usually be in the intermediate range (three to ten years), although it may vary depending on market conditions as determined by NYL Investors LLC, the Portfolio's Subadvisor. Effective maturity is a measure of a debt security's maturity which takes into consideration the possibility that the issuer may call the debt security before its maturity date.

At least 65% of the Portfolio's total assets will generally be invested in investment grade debt securities as rated by a nationally recognized statistical rating organization (“NRSRO”) (such as securities rated higher than Baa and BBB), or if unrated, determined to be of comparable quality. If NRSROs assign different ratings to the same security, the Portfolio will use the higher rating for purposes of determining the security's credit quality.

The Portfolio may invest in mortgage dollar rolls, which are transactions in which the Portfolio sells securities from its portfolio to a counterparty from whom it simultaneously agrees to buy a similar security on a delayed delivery basis.

Commercial paper must have the highest rating given by an NRSRO when purchased (such as Prime-1 or A-1), or if unrated, determined to be of comparable quality by the Subadvisor. The Portfolio's principal investments may have fixed or floating rates of interest. The Portfolio may also invest in derivatives, such as futures and options, to enhance returns or reduce the risk of loss of (hedge) certain of its holdings.

Investment Process: In pursuing the Portfolio’s investment strategy, the Subadvisor conducts a continuous review of expected returns, yields and other information derived from a database which it maintains in managing fixed income portfolios.

Fundamental economic cycle analysis, credit quality and interest rate trends are the principal factors considered by the Subadvisor in managing the Portfolio and determining whether to increase or decrease the emphasis placed upon a particular type of security or industry sector within the Portfolio's investment portfolio. The Subadvisor’s investment process includes a risk analysis that gives consideration to a variety of security-specific risks, including but not limited to, environmental, social and governance (“ESG”) risks that may have a material impact on the performance of a security. In addition to proprietary research, the Subadvisor may use screening tools and, to the extent available, third-party data to identify ESG risk factors that may not have been captured through its own research. The Subadvisor’s consideration of ESG risk is weighed against other criteria and no sectors or industries are explicitly excluded from the Portfolio. Maturity duration shifts adjustments are based on a set of investment decisions that take into account a broad range of economic, fundamental and technical indicators.

The Subadvisor may sell a security if it no longer believes that the security will contribute to meeting the investment objective of the Portfolio. In considering whether to sell a security, the Subadvisor may evaluate, among other things, the condition of the economy, meaningful changes in the issuer's financial condition, and changes in the condition and outlook in the issuer's industry.

Strategy Portfolio Concentration [Text]	The Portfolio, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in bonds, which include all types of debt securities such as debt or debt-related securities issued or guaranteed by U.S. or foreign governments, their agencies or instrumentalities; obligations of international or supranational entities; debt securities issued by U.S. or foreign corporate entities; zero coupon bonds; mortgage-related and other asset-backed securities; and loan participation interests. Debt securities are debt obligations and similar instruments that represent a creditor relationship with an issuer or trust and generally provide for the payment of interest (fixed, floating, or otherwise variable) and the repayment of principal, whether at maturity or over time. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer's "country of risk" (or similar designation) as determined by a third-party such as Bloomberg. The effective maturity of this portion of the Portfolio's holdings will usually be in the intermediate range (three to ten years), although it may vary depending on market conditions as determined by NYL Investors LLC, the Portfolio's Subadvisor. Effective maturity is a measure of a debt security's maturity which takes into consideration the possibility that the issuer may call the debt security before its maturity date.
NYLI VP Floating Rate Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Portfolio, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in a portfolio of floating rate loans and other floating rate debt securities. Floating rate securities are debt instruments issued by companies or other entities that pay a floating rate of interest, which resets periodically. The Portfolio may also purchase fixed-income and variable rate debt securities and money market securities or instruments. When NYL Investors LLC, the Portfolio's Subadvisor, believes that market or economic conditions are unfavorable to investors, up to 100% of the Portfolio's assets may be invested in money market or short-term debt securities. The Subadvisor may also invest in these types of securities or hold a higher than ordinary level of cash, while looking for suitable investment opportunities or to maintain an appropriate level of liquidity.

The Portfolio may invest up to 25% of its total assets in foreign securities which are generally U.S. dollar-denominated loans and other debt securities issued by one or more non-U.S. borrower(s) without a U.S. domiciled co-borrower. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third party such as Bloomberg.

Investment Process: The Subadvisor seeks to identify investment opportunities based on the financial condition and competitiveness of individual companies. The Subadvisor seeks to invest in companies with a high margin of safety that are leaders in industries with high barriers to entry. The Subadvisor prefers companies with positive free cash flow, solid asset coverage and management teams with strong track records. In virtually every phase of the investment process, the Subadvisor attempts to control risk and limit defaults.

Floating rate loans may offer a favorable yield spread over other short-term debt alternatives. Historically, floating rate loans have displayed little correlation to the movements of U.S. common stocks, high-grade bonds and U.S. government securities. Securities that are rated below investment grade by a nationally recognized statistical rating organization (“NRSRO”) (such as securities rated lower than BBB- and Baa3), commonly referred to as “high-yield securities” or “junk bonds.” Floating rate loans are speculative investments and are usually rated below investment grade by an NRSRO. They typically have less credit risk and historically have had lower default rates than junk bonds. These loans are typically the most senior source of capital in a borrower's capital structure and usually have certain of the borrower's assets pledged as collateral. Floating rate loans feature rates that reset regularly, maintaining a fixed spread over the Secured Overnight Financing Rate or another reference rate or benchmark. The interest rates for floating rate loans typically reset quarterly, although rates on some loans may adjust at other intervals. Floating rate loans mature, on average, in five to seven years, but loan maturity can be as long as nine years.

The Subadvisor’s investment process relies on a comprehensive fundamental investment discipline, including, but not limited to, consideration of environmental, social and governance (“ESG”) factors that may be material to a company’s performance and prospects. In addition to internal research, the Subadvisor may use third-party ESG data to compare internal views with external perspectives.

The Subadvisor may reduce or eliminate the Portfolio's position in a holding if it no longer believes the holding will contribute to meeting the investment objective of the Portfolio. In considering whether to sell a holding, the Subadvisor may evaluate, among other things, meaningful changes in the issuer's financial condition and competitiveness. The Subadvisor continually evaluates market factors and comparative metrics to determine relative value.

Strategy Portfolio Concentration [Text]	The Portfolio, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in a portfolio of floating rate loans and other floating rate debt securities. Floating rate securities are debt instruments issued by companies or other entities that pay a floating rate of interest, which resets periodically. The Portfolio may also purchase fixed-income and variable rate debt securities and money market securities or instruments. When NYL Investors LLC, the Portfolio's Subadvisor, believes that market or economic conditions are unfavorable to investors, up to 100% of the Portfolio's assets may be invested in money market or short-term debt securities. The Subadvisor may also invest in these types of securities or hold a higher than ordinary level of cash, while looking for suitable investment opportunities or to maintain an appropriate level of liquidity.
NYLI VP MacKay High Yield Corporate Bond Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Portfolio, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in high-yield corporate debt securities, including all types of high-yield domestic and foreign corporate debt securities that are rated below investment grade by a nationally recognized statistical rating organization (“NRSRO”) or that are unrated but are considered to be of comparable quality by MacKay Shields LLC, the Portfolio's Subadvisor. Corporate debt securities are bonds and other debt securities, including preferred stock, convertible corporate securities and loans and loan participations, issued by corporations and other business structures. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer's "country of risk" (or similar designation) as determined by a third-party such as Bloomberg.

Securities that are rated below investment grade by NRSROs (such as securities rated lower than BBB- and Baa3) are commonly referred to as “high-yield securities” or "junk bonds." If NRSROs assign different ratings to the same security for purposes of determining the security's credit quality, the Portfolio will use the middle rating when three NRSROs rate the security. For securities where only two NRSROs rate the security, the Portfolio will use the higher rating. If only one rating is available for a security, the Portfolio will use that rating.

The Portfolio's high-yield investments may also include convertible corporate securities, loans and loan participation interests. The Portfolio may invest up to 20% of its net assets in common stocks and other equity-related securities.

The Portfolio may hold cash or invest in short-term instruments during times when the Subadvisor is unable to identify attractive high-yield securities.

The Portfolio may invest in derivatives, such as futures, options and swap agreements to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings.

In times of unusual or adverse market, economic or political conditions, the Portfolio may invest without limit in investment grade securities and may invest in U.S. government securities or other high quality money market instruments. Periods of unusual or adverse market, economic or political conditions may exist in some cases, for up to a year or longer. To the extent the Portfolio is invested in cash, investment grade debt or other high quality instruments, the yield on these investments tends to be lower than the yield on other investments normally purchased by the Portfolio. Although investing heavily in these investments may help to preserve the Portfolio's assets, it may not be consistent with the Portfolio's primary investment objective and may limit the Portfolio's ability to achieve a high level of income.

Investment Process: The Subadvisor seeks to identify investment opportunities by analyzing individual companies and evaluating each company's competitive position, financial condition, and business prospects. The Portfolio invests in companies in which the Subadvisor has judged that there is sufficient asset coverage—that is, the Subadvisor's subjective appraisal of a company's value compared to the value of its debt, with the intent of maximizing risk-adjusted income and returns.

The Subadvisor may sell a security if it believes the security will no longer contribute to meeting the investment objectives of the Portfolio. In considering whether to sell a security, the Subadvisor may evaluate, among other things, the price of the security and meaningful changes in the issuer's financial condition and competitiveness.

Strategy Portfolio Concentration [Text]	The Portfolio, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in high-yield corporate debt securities, including all types of high-yield domestic and foreign corporate debt securities that are rated below investment grade by a nationally recognized statistical rating organization (“NRSRO”) or that are unrated but are considered to be of comparable quality by MacKay Shields LLC, the Portfolio's Subadvisor. Corporate debt securities are bonds and other debt securities, including preferred stock, convertible corporate securities and loans and loan participations, issued by corporations and other business structures. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer's "country of risk" (or similar designation) as determined by a third-party such as Bloomberg.
NYLI VP MacKay Strategic Bond Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Portfolio seeks to achieve its investment objective through a flexible investment process that allocates investments across the global fixed-income markets. The Portfolio, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in a diversified portfolio of debt or debt-related securities such as: debt or debt-related securities issued or guaranteed by the U.S. or foreign governments, their agencies or instrumentalities; obligations of international or supranational entities; debt or debt-related securities issued by U.S. or foreign corporate entities; zero coupon bonds; municipal bonds; mortgage-related and other asset-backed securities; loan participation interests; convertible bonds; and variable or floating rate debt securities. Fixed income securities are debt obligations and similar instruments that represent a creditor relationship with an issuer or trust and generally provide for the payment of interest (fixed, floating, or otherwise variable) and the repayment of principal, whether at maturity or over time. The Portfolio may invest in debt securities that are rated investment grade and below investment grade by a nationally recognized statistical rating organization (“NRSRO”) (such securities rated lower than BBB- and Baa3). Securities that are rated below investment grade by NRSROs are commonly referred to as “high-yield securities” or “junk bonds.” If NRSROs assign different ratings to the same security, the Portfolio will use the higher rating for purposes of determining the security’s credit quality. The securities may be denominated in U.S. or foreign currencies, and may have fixed, variable, floating or inverse floating rates of interest. The Portfolio may invest without limitation in securities of foreign issuers, including emerging markets. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer's "country of risk" (or similar designation) as determined by a third-party such as Bloomberg. The currency exposure of non-U.S. investments may or may not be hedged. The Portfolio may invest up to 15% of its net assets in equity securities.

The Portfolio intends to utilize various investment strategies in a broad array of fixed-income sectors to achieve its investment objective. The Portfolio will not be constrained by portfolio management relative to an index. Because the Portfolio does not track a fixed-income index, its performance may vary at times and demonstrate low correlation to traditional fixed-income indices. In pursuing its investment objective, the Portfolio’s investment strategy is subject to market risk and shares may gain or lose value.

The average portfolio duration of the Portfolio will normally vary from 0 to 7 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The Portfolio may invest in derivatives, such as futures, options, forward commitments and interest rate swap agreements to try to enhance returns or reduce the risk of loss by hedging certain of its holdings or manage duration. The Portfolio may invest up to 25% of its total assets in swaps.

The Portfolio may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Investment Process: MacKay Shields LLC, the Portfolio’s Subadvisor, seeks to identify investment opportunities through an investment process focused on macroeconomic analysis and bottom-up security selection. The Subadvisor allocates the Portfolio's investments among the various bond market sectors based on current and projected economic and market conditions. The Portfolio may invest across bond market sectors, geographies and credit qualities.

The Subadvisor’s investment process includes a risk analysis that gives consideration to a variety of security-specific risks, including but not limited to, environmental, social and governance (“ESG”) risks that may have a material impact on the performance of a security. In addition to proprietary research, the Subadvisor may use screening tools and, to the extent available, third-party data to identify ESG risk factors that may not have been captured through its own research. The Subadvisor’s consideration of ESG risk is weighed against other criteria and no sectors or industries are explicitly excluded from the Portfolio.

The Subadvisor may sell a security if it believes the security will no longer contribute to meeting the investment objective of the Portfolio. In considering whether to sell a security, the Subadvisor may evaluate, among other things, the condition of the domestic and foreign economies, and meaningful changes in the issuer's financial condition, including changes in the issuer's credit risk and competitiveness.

Strategy Portfolio Concentration [Text]	The Portfolio seeks to achieve its investment objective through a flexible investment process that allocates investments across the global fixed-income markets. The Portfolio, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in a diversified portfolio of debt or debt-related securities such as: debt or debt-related securities issued or guaranteed by the U.S. or foreign governments, their agencies or instrumentalities; obligations of international or supranational entities; debt or debt-related securities issued by U.S. or foreign corporate entities; zero coupon bonds; municipal bonds; mortgage-related and other asset-backed securities; loan participation interests; convertible bonds; and variable or floating rate debt securities. Fixed income securities are debt obligations and similar instruments that represent a creditor relationship with an issuer or trust and generally provide for the payment of interest (fixed, floating, or otherwise variable) and the repayment of principal, whether at maturity or over time. The Portfolio may invest in debt securities that are rated investment grade and below investment grade by a nationally recognized statistical rating organization (“NRSRO”) (such securities rated lower than BBB- and Baa3). Securities that are rated below investment grade by NRSROs are commonly referred to as “high-yield securities” or “junk bonds.” If NRSROs assign different ratings to the same security, the Portfolio will use the higher rating for purposes of determining the security’s credit quality. The securities may be denominated in U.S. or foreign currencies, and may have fixed, variable, floating or inverse floating rates of interest. The Portfolio may invest without limitation in securities of foreign issuers, including emerging markets. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer's "country of risk" (or similar designation) as determined by a third-party such as Bloomberg. The currency exposure of non-U.S. investments may or may not be hedged. The Portfolio may invest up to 15% of its net assets in equity securities.
NYLI VP MacKay U.S. Infrastructure Bond Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Portfolio, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in an actively managed, diversified portfolio of U.S. infrastructure-related debt issuers and/or securities intended primarily to finance infrastructure-related activities. Fixed income securities are debt obligations and similar instruments that represent a creditor relationship with an issuer or trust and generally provide for the payment of interest (fixed, floating, or otherwise variable) and the repayment of principal, whether at maturity or over time. Infrastructure-related debt securities may include securities with special features (e.g., puts and variable or floating rates) that have price volatility characteristics similar to other debt securities.

Infrastructure-related investments include securities issued to finance any assets or projects that support the operation, function, growth or development of a community or economy. Examples of these investments include, but are not limited to, transportation assets (e.g., roads and bridges), utility assets (e.g., electric, gas and water distribution facilities and networks) and social assets (e.g., hospitals and schools).

The Portfolio may also invest in securities of issuers that (i) directly invest in infrastructure-related companies; (ii) operate or utilize infrastructure-related assets (e.g., airlines, automakers and technology companies); or (iii) have indirect exposure to infrastructure-related assets (e.g., suppliers of construction materials). The Portfolio’s Subadvisor, MacKay Shields LLC, defines an infrastructure-related issuer as an issuer that derives at least 50% of its revenues or profits from, or devotes at least 50% of its assets to, the ownership, management, development, construction, renovation, enhancement, or operation of infrastructure assets or the provision of services to companies engaged in such activities.

The Portfolio invests at least 60% of its assets in taxable municipal debt securities. The Portfolio may invest up to 20% of its assets in tax-exempt municipal debt securities. On average, the Portfolio will invest in municipal bonds that have a maturity of 5 years or longer.

Municipal debt securities include bonds issued by, or on behalf of, the District of Columbia, the states, the territories (including Puerto Rico, Guam and the U.S. Virgin Islands), commonwealths and possessions of the United States and their political subdivisions, and agencies, authorities and instrumentalities. All distributions by the Portfolio, including any distributions derived from tax-exempt municipal obligations, may be includible in taxable income for purposes of the federal alternative minimum tax. The Portfolio does not seek to provide income exempt from federal income tax. The Portfolio may invest in both taxable and tax-exempt municipal bonds.

The Portfolio invests in investment grade securities as rated by a nationally recognized statistical rating organization (“NRSRO”) at the time of purchase, or if unrated, determined to be of comparable quality by MacKay Shields LLC, the Portfolio’s Subadvisor, and invests in commercial paper only if rated in the top two highest rating categories by an NRSRO at the time of purchase, or if unrated, determined by the Subadvisor to be of comparable quality. If NRSROs assign different ratings for the same security, the Portfolio will use the higher rating for purposes of determining the credit quality.

The Portfolio's principal investments may have fixed, variable or floating interest rates and include: taxable and tax-exempt municipal debt securities; obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; mortgage-related and asset-backed securities; certificates of deposit, time deposits and bankers' acceptances issued by U.S. banks or savings and loan associations; and debt securities issued by the United States.

The Portfolio may invest in derivatives, such as futures, options and swap agreements, to seek enhanced returns or to seek to reduce the risk of loss by hedging certain of its holdings.

Investment Process: The Subadvisor seeks to allocate investments primarily across the taxable fixed income market but can also utilize the tax-exempt fixed income market as well as treasuries and agencies. Allocations are based on the current economic environment, the level of absolute and relative yields, and the interest rate outlook. The Subadvisor’s investment process includes a risk analysis that gives consideration to a variety of security-specific risks, including but not limited to, environmental, social and governance (“ESG”) risks that may have a material impact on the performance of a security. In addition to proprietary research, the Subadvisor may use screening tools and, to the extent available, third-party data to identify ESG risk factors that may not have been captured through its own research. The Subadvisor’s consideration of ESG risk is weighed against other criteria and no sectors or industries are explicitly excluded from the Portfolio.

The Subadvisor may sell a security if it no longer believes that the security will contribute to meeting the investment objective of the Portfolio, which may be determined by an evaluation of economic conditions, the issuer's financial condition or relative yield and return expectations.

Strategy Portfolio Concentration [Text]	The Portfolio, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in an actively managed, diversified portfolio of U.S. infrastructure-related debt issuers and/or securities intended primarily to finance infrastructure-related activities. Fixed income securities are debt obligations and similar instruments that represent a creditor relationship with an issuer or trust and generally provide for the payment of interest (fixed, floating, or otherwise variable) and the repayment of principal, whether at maturity or over time. Infrastructure-related debt securities may include securities with special features (e.g., puts and variable or floating rates) that have price volatility characteristics similar to other debt securities.
NYLI VP Pimco Real Return Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Portfolio, under normal circumstances, invests at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in inflation indexed bonds may be invested in other types of fixed-income instruments. "Fixed-income instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public-

or private-sector entities. Inflation-indexed bonds are fixed-income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. As used in the investment objective, "real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure, and "real capital" equals capital less the estimated cost of inflation measured by the change in an official inflation measure. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Effective duration takes into account that for certain bonds expected cash flows will fluctuate as interest rates change and is defined in nominal yield terms, which is market convention for most bond investors and managers. Because the market convention for bonds is to use nominal yields to measure duration, duration for real return bonds, which are based on real yields, are converted to nominal durations through a conversion factor. The resulting nominal duration typically can range from 20% to 90% of the respective real duration. All security holdings will be measured in effective (nominal) duration terms. Similarly, the effective duration of the Bloomberg U.S. TIPS Index will be calculated using the same conversion factors. The effective duration of this Portfolio normally varies within three years (plus or minus) of the effective duration of the Bloomberg U.S. TIPS Index, as calculated by Pacific Investment Management Company LLC, the Portfolio's Subadvisor, which as of February 28, 2026 was 7.02 years.

The Portfolio invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Services, Inc., or equivalently rated, at the time of purchase, by S&P Global Ratings or Fitch Ratings, Inc., or, if unrated, determined by the Subadvisor to be of comparable quality (except that within such 10% limitation, the Portfolio may invest in mortgage-backed securities rated below B). The Portfolio may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Portfolio also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer's "country of risk" (or similar designation) as determined by a third-party such as Bloomberg. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Portfolio may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Portfolio's Prospectus or Statement of Additional Information. The Portfolio may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Portfolio may also invest up to 10% of its total assets in preferred shares.

Strategy Portfolio Concentration [Text]	The Portfolio, under normal circumstances, invests at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in inflation indexed bonds may be invested in other types of fixed-income instruments. "Fixed-income instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public-
NYLI VP U.S. Government Money Market Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Portfolio invests 99.5% or more of its total assets in cash, “government securities” and/or repurchase agreements that are “collateralized fully” (i.e., collateralized by cash and/or government securities) so as to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act. Government securities, as defined in or interpreted under the 1940 Act, include securities issued or guaranteed by the United States or certain “government agencies or instrumentalities.” In addition, the Portfolio invests, under normal circumstances, at least 80% of its assets (net assets plus any borrowings for investment purposes) in “government securities” and/or repurchase agreements that are collateralized by government securities.

The Portfolio invests in short-term, high-quality, U.S. dollar-denominated government securities. The Portfolio may invest in variable rate notes, floating rate notes, mortgage-related securities and other instruments that qualify as government securities. The Portfolio maintains a dollar-weighted average maturity of 60 days or less and maintains a dollar-weighted average life to maturity of 120 days or less. As a “government money market fund,” the Portfolio is permitted to use the amortized cost method of valuation to seek to maintain a $1.00 share price. In addition, as a “government money market fund,” the Board has determined that the Portfolio is not subject to the imposition of liquidity fees. The Board has reserved its ability to change this determination with respect to the imposition of liquidity fees, but such change would become effective only after shareholders are provided with specific advance notice of the change.

The Portfolio will generally invest in government securities that mature in 397 days or less, substantially all of which will be held to maturity. However, the Portfolio may invest in securities with a face maturity of more than 397 days provided that the security is a variable or floating rate note that meets the applicable regulatory guidelines with respect to maturity. Additionally, securities collateralizing repurchase agreements may have maturities in excess of 397 days.

Investment Process: NYL Investors LLC, the Portfolio's Subadvisor, seeks to achieve the highest yield while also seeking to minimize risk, maintain liquidity and preserve principal. The Subadvisor works to add value by emphasizing specific securities that appear to be attractively priced based upon historical and current yield spread relationships.

The Subadvisor’s investment process relies on a comprehensive fundamental investment discipline, including, but not limited to, consideration of environmental, social and governance (“ESG”) factors that may be material to a company’s performance and prospects. In addition to internal research, the Subadvisor may use third-party ESG data to compare internal views with external perspectives.

The Subadvisor may sell a security prior to maturity if it believes that the security will no longer contribute to meeting the investment objective of the Portfolio or to meet redemptions.

Strategy Portfolio Concentration [Text]	The Portfolio invests 99.5% or more of its total assets in cash, “government securities” and/or repurchase agreements that are “collateralized fully” (i.e., collateralized by cash and/or government securities) so as to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act. Government securities, as defined in or interpreted under the 1940 Act, include securities issued or guaranteed by the United States or certain “government agencies or instrumentalities.” In addition, the Portfolio invests, under normal circumstances, at least 80% of its assets (net assets plus any borrowings for investment purposes) in “government securities” and/or repurchase agreements that are collateralized by government securities.
NYLI VP Conservative Allocation Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Portfolio is a "fund of funds" that seeks to achieve its investment objective by investing primarily in mutual funds and exchange-traded funds managed by New York Life Investment Management LLC (“New York Life Investment Management”) or its affiliates (the "Underlying Portfolios/Funds"). The Portfolio will generally invest in Underlying Portfolios of NYLIM VP Funds Trust (“Underlying VP Portfolios”) unless an Underlying VP Portfolio in a particular asset class (or sub-asset class) is deemed by the portfolio managers to be unavailable. The Underlying Portfolios/Funds are described and offered for direct investment in separate prospectuses. The Portfolio is designed for investors with a particular risk profile as represented by the asset class allocations described below, and invests in a distinct mix of Underlying Portfolios/Funds.

The Portfolio seeks to achieve its investment objective by normally investing approximately 60% (within a range of 50% to 70%) of its assets in Underlying Fixed-Income Portfolios/Funds and approximately 40% (within a range of 30% to 50%) of its assets in Underlying Equity Portfolios/Funds. The Portfolio may invest approximately 10% (within a range of 0% to 20%) of its assets in Underlying International Equity Portfolios/Funds. New York Life Investment Management may change the asset class allocations, the Underlying Portfolios/Funds in which the Portfolio invests, or the target weighting without approval from shareholders. With respect to investments in Underlying Portfolios/Funds that invest significantly in both U.S. and non-U.S. equity securities, New York Life Investment Management will generally allocate such investments equally between Underlying U.S. Equity Portfolios/Funds and Underlying International Equity Portfolios/Funds.

New York Life Investment Management will determine each Underlying Portfolio/Fund’s asset class, and for Underlying Portfolios/Funds that may potentially fall into multiple asset classes, New York Life Investment Management will classify them based on certain factors, including, but not limited to, the Underlying Portfolio's/Fund's investment strategy and portfolio characteristics. The Underlying Portfolios/Funds may engage in strategies involving non-traditional asset classes (e.g., master limited partnerships), non-traditional investment strategies (e.g., non-correlated returns or short sales) or illiquid assets.

New York Life Investment Management uses a two-step asset allocation process to create the Portfolio's investments. The first step includes a strategic review of the target allocations to the equity and fixed-income asset classes and a determination of any tactical allocation adjustments to establish the portion of the Portfolio's investable portfolio (meaning the Portfolio's assets available for investment, other than working cash balances) to be invested in each asset class.

The following table illustrates the Portfolio's target allocations among asset classes (the target allocations and/or actual holdings will vary from time to time as a result of the tactical allocation process, although these variations will remain within the ranges described above):

	U.S. Equity	International Equity	Total Equity	Fixed-Income
NYLIM VP Conservative Allocation Portfolio	30%	10%	40%	60%

The second step in the Portfolio's construction process involves the actual selection of Underlying Portfolios/Funds to represent the asset classes indicated above and determination of target weightings among the Underlying Portfolios/Funds. The Portfolio may invest in any or all of the Underlying Portfolios/Funds within an asset class, but will not normally invest in every Underlying Portfolio/Fund at one time. Selection of individual Underlying Portfolios/Funds is based on several factors, including, but not limited to, past performance and total portfolio characteristics (e.g., size, style, credit quality and duration). For cash management purposes, the Portfolio may hold a portion of its assets in U.S. government securities, cash or cash equivalents. The Portfolio also may invest in Underlying Portfolios/Funds that are money market funds.

New York Life Investment Management monitors the Portfolio's investments daily to ensure that the Portfolio's actual asset class allocations among the Underlying Portfolios/Funds continue to conform to the Portfolio's target allocations over time and may periodically adjust target asset class allocations based on various quantitative and qualitative data relating to the U.S. and international economies (including emerging markets), securities markets, and various segments within those markets. In response to adverse market or other conditions, the Portfolio may, regardless of its normal asset class allocations, temporarily hold all or a portion of its assets in U.S. government securities, money market funds, cash, or cash equivalents. In connection with the asset allocation process, the Portfolio may from time to time invest more than 25% of its assets in one Underlying Portfolio/Fund.

The Portfolio may invest in derivatives, such as total return swaps, to seek to enhance returns or reduce the risk of loss by hedging certain of its holdings.

Strategy Portfolio Concentration [Text]	The Portfolio is a "fund of funds" that seeks to achieve its investment objective by investing primarily in mutual funds and exchange-traded funds managed by New York Life Investment Management LLC (“New York Life Investment Management”) or its affiliates (the "Underlying Portfolios/Funds"). The Portfolio will generally invest in Underlying Portfolios of NYLIM VP Funds Trust (“Underlying VP Portfolios”) unless an Underlying VP Portfolio in a particular asset class (or sub-asset class) is deemed by the portfolio managers to be unavailable. The Underlying Portfolios/Funds are described and offered for direct investment in separate prospectuses. The Portfolio is designed for investors with a particular risk profile as represented by the asset class allocations described below, and invests in a distinct mix of Underlying Portfolios/Funds.
NYLI VP Equity Allocation Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Portfolio is a "fund of funds" that seeks to achieve its investment objective by investing in mutual funds and exchange-traded funds managed by New York Life Investment Management LLC (“New York Life Investment Management”) or its affiliates (the "Underlying Portfolios/Funds"). The Portfolio will generally invest in Underlying Portfolios of NYLIM VP Funds Trust (“Underlying VP Portfolios”) unless an Underlying VP Portfolio in a particular asset class (or sub-asset class) is deemed by the portfolio managers to be unavailable. The Underlying Portfolios/Funds are described and offered for direct investment in separate prospectuses. The Portfolio is designed for investors with a particular risk profile as represented by the asset class allocations described below, and invests in a distinct mix of Underlying Portfolios/Funds.

The Portfolio seeks to achieve its investment objective by normally investing substantially all of its assets in Underlying Equity Portfolios/Funds (normally within a range of 90% to 100%). The Portfolio may invest approximately 25% (within a range of 15% to 35%) of its assets in Underlying International Equity Portfolios/Funds. The Portfolio may invest up to 10% of its assets in Underlying Fixed-Income Portfolios/Funds. New York Life Investment Management may change the asset class allocations, the Underlying Portfolios/Funds in which the Portfolio invests, or the target weighting without approval from shareholders. With respect to investments in Underlying Portfolios/Funds that invest significantly in both U.S. and non-U.S. equity securities, New York Life Investment Management will generally allocate such investments equally between Underlying U.S. Equity Portfolios/Funds and Underlying International Equity Portfolios/Funds.

The Portfolio invests, under normal circumstances, at least 80% of its assets (net assets plus any borrowings for investment purposes) in Underlying Equity Portfolios/Funds. New York Life Investment Management will determine each Underlying Portfolio/Fund’s asset class, and for

Underlying Portfolios/Funds that may potentially fall into multiple asset classes, New York Life Investment Management will classify them based on certain factors, including, but not limited to, the Underlying Portfolio's/Fund's investment strategy and portfolio characteristics. The Underlying Portfolios/Funds may engage in strategies involving non-traditional asset classes (e.g., master limited partnerships), non-traditional investment strategies (e.g., non-correlated returns or short sales) or illiquid assets.

New York Life Investment Management uses a two-step asset allocation process to create the Portfolio's investments. The first step includes a strategic review of the target allocations to the equity and fixed-income asset classes and a determination of any tactical allocation adjustments to establish the portion of the Portfolio's investable portfolio (meaning the Portfolio's assets available for investment, other than working cash balances) to be invested in each asset class.

The following table illustrates the Portfolio's target allocations among asset classes (the target allocations and/or actual holdings will vary from time to time as a result of the tactical allocation process, although these variations will remain within the ranges described above):

	U.S. Equity	International Equity	Total Equity	Fixed-Income
NYLIM VP Equity Allocation Portfolio	75%	25%	100%	0%

The second step in the Portfolio's construction process involves the actual selection of Underlying Portfolios/Funds to represent the asset classes indicated above and determination of target weightings among the Underlying Portfolios/Funds. The Portfolio may invest in any or all of the Underlying Portfolios/Funds within an asset class, but will not normally invest in every Underlying Portfolio/Fund at one time. Selection of individual Underlying Portfolios/Funds is based on several factors, including, but not limited to, past performance and total portfolio characteristics (e.g., size, style, credit quality and duration). For cash management purposes, the Portfolio may hold a portion of its assets in U.S. government securities, cash or cash equivalents. The Portfolio also may invest in Underlying Portfolios/Funds that are money market funds.

New York Life Investment Management monitors the Portfolio's investments daily to ensure that the Portfolio's actual asset class allocations among the Underlying Portfolios/Funds continue to conform to the Portfolio's target allocations over time and may periodically adjust target asset class allocations based on various quantitative and qualitative data relating to the U.S. and international economies (including emerging markets), securities markets, and various segments within those markets. In response to adverse market or other conditions, the Portfolio may, regardless of its normal asset class allocations, temporarily hold all or a portion of its assets in U.S. government securities, money market funds, cash, or cash equivalents. In connection with the asset allocation process, the Portfolio may from time to time invest more than 25% of its assets in one Underlying Portfolio/Fund.

The Portfolio may invest in derivatives, such as total return swaps, to seek to enhance returns or reduce the risk of loss by hedging certain of its holdings.

Strategy Portfolio Concentration [Text]	The Portfolio is a "fund of funds" that seeks to achieve its investment objective by investing in mutual funds and exchange-traded funds managed by New York Life Investment Management LLC (“New York Life Investment Management”) or its affiliates (the "Underlying Portfolios/Funds"). The Portfolio will generally invest in Underlying Portfolios of NYLIM VP Funds Trust (“Underlying VP Portfolios”) unless an Underlying VP Portfolio in a particular asset class (or sub-asset class) is deemed by the portfolio managers to be unavailable. The Underlying Portfolios/Funds are described and offered for direct investment in separate prospectuses. The Portfolio is designed for investors with a particular risk profile as represented by the asset class allocations described below, and invests in a distinct mix of Underlying Portfolios/Funds.
NYLI VP Growth Allocation Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Portfolio is a "fund of funds" that seeks to achieve its investment objective by investing primarily in mutual funds and exchange-traded funds managed by New York Life Investment Management LLC (“New York Life Investment Management”) or its affiliates (the "Underlying Portfolios/Funds"). The Portfolio will generally invest in Underlying Portfolios of NYLIM VP Funds Trust (“Underlying VP Portfolios”) unless an Underlying VP Portfolio in a particular asset class (or sub-asset class) is deemed by the portfolio managers to be unavailable. The Underlying Portfolios/Funds are described and offered for direct investment in separate prospectuses. The Portfolio is designed for investors with a particular risk profile as represented by the asset class allocations described below, and invests in a distinct mix of Underlying Portfolios/Funds.

The Portfolio seeks to achieve its investment objective by normally investing approximately 80% (within a range of 70% to 90%) of its assets in Underlying Equity Portfolios/Funds and approximately 20% (within a range of 10% to 30%) of its assets in Underlying Fixed-Income Portfolios/Funds. The Portfolio may invest approximately 20% (within a range of 10% to 30%) of its assets in Underlying International Equity Portfolios/Funds. New York Life Investment Management may change the asset class allocations, the Underlying Portfolios/Funds in which the Portfolio invests, or the target weighting without approval from shareholders. With respect to investments in Underlying Portfolios/Funds that invest significantly in both U.S. and non-U.S. equity securities, New York Life Investment Management will generally allocate such investments equally between Underlying U.S. Equity Portfolios/Funds and Underlying International Equity Portfolio/Funds.

New York Life Investment Management will determine each Underlying Portfolio/Fund’s asset class, and for Underlying Portfolios/Funds that may potentially fall into multiple asset classes, New York Life Investment Management will classify them based on certain factors, including, but not limited to, the Underlying Portfolio's/Fund's investment strategy and portfolio characteristics. The Underlying Portfolios/Funds may engage in strategies involving non-traditional asset classes (e.g., master limited partnerships), non-traditional investment strategies (e.g., non-correlated returns or short sales) or illiquid assets.

New York Life Investment Management uses a two-step asset allocation process to create the Portfolio's investments. The first step includes a strategic review of the target allocations to the equity and fixed-income asset classes and a determination of any tactical allocation adjustments to establish the portion of the Portfolio's investable portfolio (meaning the Portfolio's assets available for investment, other than working cash balances) to be invested in each asset class.

The following table illustrates the Portfolio's target allocations among asset classes (the target allocations and/or actual holdings will vary from time to time as a result of the tactical allocation process, although these variations will remain within the ranges described above):

	U.S. Equity	International Equity	Total Equity	Fixed-Income
NYLIM VP Growth Allocation Portfolio	60%	20%	80%	20%

The second step in the Portfolio's construction process involves the actual selection of Underlying Portfolios/Funds to represent the asset classes indicated above and determination of target weightings among the Underlying Portfolios/Funds. The Portfolio may invest in any or all of the Underlying Portfolios/Funds within an asset class, but will not normally invest in every Underlying Portfolio/Fund at one time. Selection of individual Underlying Portfolios/Funds is based on several factors, including, but not limited to, past performance and total portfolio characteristics (e.g., size, style, credit quality and duration). For cash management purposes, the Portfolio may hold a portion of its assets in U.S. government securities, cash or cash equivalents. The Portfolio also may invest in Underlying Portfolios/Funds that are money market funds.

New York Life Investment Management monitors the Portfolio's investments daily to ensure that the Portfolio's actual asset class allocations among the Underlying Portfolios/Funds continue to conform to the Portfolio's target allocations over time and may periodically adjust target asset class allocations based on various quantitative and qualitative data relating to the U.S. and international economies (including emerging markets), securities markets, and various segments within those markets. In response to adverse market or other conditions, the Portfolio may, regardless of its normal asset class allocations, temporarily hold all or a portion of its assets in U.S. government securities, money market funds, cash, or cash equivalents. In connection with the asset allocation process, the Portfolio may from time to time invest more than 25% of its assets in one Underlying Portfolio/Fund.

The Portfolio may invest in derivatives, such as total return swaps, to seek to enhance returns or reduce the risk of loss by hedging certain of its holdings.

Strategy Portfolio Concentration [Text]	The Portfolio is a "fund of funds" that seeks to achieve its investment objective by investing primarily in mutual funds and exchange-traded funds managed by New York Life Investment Management LLC (“New York Life Investment Management”) or its affiliates (the "Underlying Portfolios/Funds"). The Portfolio will generally invest in Underlying Portfolios of NYLIM VP Funds Trust (“Underlying VP Portfolios”) unless an Underlying VP Portfolio in a particular asset class (or sub-asset class) is deemed by the portfolio managers to be unavailable. The Underlying Portfolios/Funds are described and offered for direct investment in separate prospectuses. The Portfolio is designed for investors with a particular risk profile as represented by the asset class allocations described below, and invests in a distinct mix of Underlying Portfolios/Funds.
NYLI VP Moderate Allocation Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Portfolio is a "fund of funds" that seeks to achieve its investment objective by investing primarily in mutual funds and exchange-traded funds managed by New York Life Investment Management LLC (“New York Life Investment Management”) or its affiliates (the "Underlying Portfolios/Funds"). The Portfolio will generally invest in Underlying Portfolios of NYLIM VP Funds Trust (“Underlying VP Portfolios”) unless an Underlying VP Portfolio in a particular asset class (or sub-asset class) is deemed by the portfolio managers to be unavailable. The Underlying Portfolios/Funds are described and offered for direct investment in separate prospectuses. The Portfolio is designed for investors with a particular risk profile as represented by the asset class allocations described below, and invests in a distinct mix of Underlying Portfolios/Funds.

The Portfolio seeks to achieve its investment objective by normally investing approximately 60% (within a range of 50% to 70%) of its assets in Underlying Equity Portfolios/Funds, and approximately 40% (within a range of 30% to 50%) of its assets in Underlying Fixed-Income Portfolios/Funds. The Portfolio may invest approximately 15% (within a range of 5% to 25%) of its assets in Underlying International Equity Portfolios/Funds. New York Life Investment Management may change the asset class allocations, the Underlying Portfolios/Funds in which the Portfolio invests, or the target weighting without approval from shareholders. With respect to investments in Underlying Portfolios/Funds that invest significantly in both U.S. and non-U.S. equity securities, New York Life Investment Management will generally allocate such investments equally between Underlying U.S. Equity Portfolios/Funds and Underlying International Equity Portfolios/Funds.

New York Life Investment Management will determine each Underlying Portfolio/Fund’s asset class, and for Underlying Portfolios/Funds that may potentially fall into multiple asset classes, New York Life Investment Management will classify them based on certain factors, including, but not limited to, the Underlying Portfolio's/Fund's investment strategy and portfolio characteristics. The Underlying Portfolios/Funds may engage in strategies involving non-traditional asset classes (e.g., master limited partnerships), non-traditional investment strategies (e.g., non-correlated returns or short sales) or illiquid assets.

New York Life Investment Management uses a two-step asset allocation process to create the Portfolio's investments. The first step includes a strategic review of the target allocations to the equity and fixed-income asset classes and a determination of any tactical allocation adjustments to establish the portion of the Portfolio's investable portfolio (meaning the Portfolio's assets available for investment, other than working cash balances) to be invested in each asset class.

The following table illustrates the Portfolio's target allocations among asset classes (the target allocations and/or actual holdings will vary from time to time as a result of the tactical allocation process, although these variations will remain within the ranges described above):

	U.S. Equity	International Equity	Total Equity	Fixed-Income
NYLIM VP Moderate Allocation Portfolio	45%	15%	60%	40%

The second step in the Portfolio's construction process involves the actual selection of Underlying Portfolios/Funds to represent the asset classes indicated above and determination of target weightings among the Underlying Portfolios/Funds. The Portfolio may invest in any or all of the Underlying Portfolios/Funds within an asset class, but will not normally invest in every Underlying Portfolio/Fund at one time. Selection of individual Underlying Portfolios/Funds is based on several factors, including, but not limited to, past performance and total portfolio characteristics (e.g., size, style, credit quality and duration). For cash management purposes, the Portfolio may hold a portion of its assets in U.S. government securities, cash or cash equivalents. The Portfolio also may invest in Underlying Portfolios/Funds that are money market funds.

New York Life Investment Management monitors the Portfolio's investments daily to ensure that the Portfolio's actual asset class allocations among the Underlying Portfolios/Funds continue to conform to the Portfolio's target allocations over time and may periodically adjust target asset class allocations based on various quantitative and qualitative data relating to the U.S. and international economies (including emerging markets), securities markets, and various segments within those markets. In response to adverse market or other conditions, the Portfolio may, regardless of its normal asset class allocations, temporarily hold all or a portion of its assets in U.S. government securities, money market funds, cash, or cash equivalents. In connection with the asset allocation process, the Portfolio may from time to time invest more than 25% of its assets in one Underlying Portfolio/Fund.

The Portfolio may invest in derivatives, such as total return swaps, to seek to enhance returns or reduce the risk of loss by hedging certain of its holdings.

Strategy Portfolio Concentration [Text]	The Portfolio is a "fund of funds" that seeks to achieve its investment objective by investing primarily in mutual funds and exchange-traded funds managed by New York Life Investment Management LLC (“New York Life Investment Management”) or its affiliates (the "Underlying Portfolios/Funds"). The Portfolio will generally invest in Underlying Portfolios of NYLIM VP Funds Trust (“Underlying VP Portfolios”) unless an Underlying VP Portfolio in a particular asset class (or sub-asset class) is deemed by the portfolio managers to be unavailable. The Underlying Portfolios/Funds are described and offered for direct investment in separate prospectuses. The Portfolio is designed for investors with a particular risk profile as represented by the asset class allocations described below, and invests in a distinct mix of Underlying Portfolios/Funds.